UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01316

SECURITY MID CAP GROWTH FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

THOMAS A. SWANK, PRESIDENT

SECURITY MID CAP GROWTH FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

NEW YORK

Security Funds®

Semi-Annual Report

March 31, 2008

SECURITY BENEFIT™
Security Distributors, Inc.

Security Equity Fund

Security Large Cap Value Fund

Security Mid Cap Growth Fund

March 31, 2008

Semi-Annual Report

(unaudited)

Security Global Investors refers to the asset management arm of Security Benefit Corporation (“Security Benefit”) that consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC. Security Distributors, Inc., Security Investors, LLC and Security Global Investors, LLC are subsidiaries of Security Benefit.

Chairman’s Letter

May 16, 2008

Thomas A. Swank

President & CEO

To Our Shareholders:

Over the past six months, the financial markets were characterized by concern for a slowing economy due to the continued sub-prime mortgage crisis and related liquidity squeeze, the rising cost of oil, and the decline of the U.S. dollar. Global economic headlines focused on the U.S. Federal Reserve Board’s efforts to add liquidity to the financial system due to increased concerns regarding the impact of sub-prime mortgage loans.

The underlying negative trends in the markets became apparent in the third quarter 2007. These trends included peak profit margins, slowing earnings growth, full valuations, energy and agricultural driven inflation, and a potential consumer-led economic slowdown. The volatility in the markets was a reaction to the uncertainty within the credit markets, as the losses related to sub-prime mortgages and collateralized debt obligations worsened, and the slowdown in earnings growth. Additionally, the financial markets saw the constant and steady rise of oil and decline of the dollar.

In mid-October of last year, markets turned downward and spiraled through November recovering slightly in December. The sub-prime mortgage contagion permeated through the financial system triggering liquidity and availability of credit concerns, adding to the continued uncertainty about the depth and breadth of the sub-prime fallout and its impact on the overall economy. These concerns motivated a huge flight to quality, driving interest rates on Treasury securities downward.

Liquidity in the financial system and concern of economic recession were the dominant macro factors as 2008 began to unfold. The tremendous flight to quality and away from equity assets, both domestic and international, was reflected in indexes that were down between 7% and 10% in the first quarter.

Write-downs within the credit markets continued and were of a greater magnitude than originally expected. In an unprecedented move, the Federal Reserve cut rates 200 basis points during the quarter, 125 bps in January alone, injecting massive liquidity into the financial system. Additionally, the Federal Reserve found alternative methods to provide much needed liquidity to banks and brokerage firms. The most significant event was the Fed-orchestrated buyout of Bear Stearns by JP Morgan. The Fed had to guarantee $29 billion of mortgage related paper to entice JP Morgan to acquire Bear Stearns.

As time goes by, the sub-prime mortgage situation continues to unfold and becomes clearer. In addition to the injection of liquidity by the Federal Reserve, fiscal stimulus in the form of a tax rebate will take place from May through August, infusing the financial system and economy with more cash. Possibly due to these actions, the markets seem to have found a range of stability as this semi-annual period ends.

Investors should always be cognizant of the need to maintain a diversified portfolio strategy designed to meet their objectives. Two of the key objectives of the Security Funds are to provide professionally-managed investment portfolios that give shareholders the benefits of diversification, and to seek investment returns that help meet their goals over the long run. We appreciate your continued investment in the Funds.

Sincerely,

Tom Swank
Chairman, The Security Funds

Security Equity Fund

Alpha Opportunity Series

Adviser,

Security Global Investors

and

Subadviser,

Mainstream Investment Advisers

Performance Summary	Security Equity Fund Alpha Opportunity Series
March 31, 2008	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Alpha Opportunity Series on July 7, 2003 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 3-31-08	1 Year	Since Inception
A Shares	3.81%	12.33% (7-07-03)

A Shares with sales charge	(2.15)%	10.93% (7-07-03)

B Shares	3.05%	11.49% (7-07-03)

B Shares with CDSC	(1.02)%	11.22% (7-07-03)

C Shares	3.16%	11.52% (7-07-03)

C Shares with CDSC	2.34%	11.52% (7-07-03)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-08*

Consumer Discretionary	4.35%
Consumer Staples	0.49
Energy	14.72
Financials	3.96
Health Care	(0.01)
Industrials	11.26
Information Technology	6.06
Materials	11.94
Telecommunication Services	0.38
Utilities	(0.64)
Exchange Traded Funds	2.16
U.S. Government Sponsored Agencies	39.05
Other Assets in Excess of Liabilities	6.28
Total Net Assets	100.00%

*	Securities sold short are netted with long positions in common stocks in the appropriate sectors.

4	The accompanying notes are an integral part of the financial statements.

Performance Summary	Security Equity Fund Alpha Opportunity Series
March 31, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008[1]	Expenses Paid During Period[2]
Alpha Opportunity Series - Class A
Actual	$1,000.00	$918.17	$15.73
Hypothetical	1,000.00	1,008.60	16.47

Alpha Opportunity Series - Class B
Actual	1,000.00	915.34	19.30
Hypothetical	1,000.00	1,004.85	20.20

Alpha Opportunity Series - Class C
Actual	1,000.00	915.60	19.30
Hypothetical	1,000.00	1,004.85	20.20

[1]

The actual ending account value is based on the actual total return of the Series for the period October 1, 2007 to March 31, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2007 to March 31, 2008 was (8.18%), (8.47%) and (8.44%), for Class A, B, and C respectively.

[2]

Expenses are equal to the Series annualized expense ratio (3.28%, 4.03% and 4.03% for Class A, B, and C shares, respectively) net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Schedule of Investments	Security Equity Fund - Alpha Opportunity Series
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 58.4%
Agricultural Products - 0.2%
Fresh Del Monte Produce, Inc. *	1,951	$71,016

Airlines - 0.7%
Delta Air Lines, Inc. *	15,428	132,681
Northwest Airlines Corporation *	12,446	111,889

		244,570

Aluminum - 0.2%
Century Aluminum Company *	1,061	70,281

Apparel Retail - 1.5%
Buckle, Inc.	1,596	71,389
Ross Stores, Inc.	4,246	127,210
Urban Outfitters, Inc. *	11,160	349,866

		548,465

Application Software - 0.3%
Salesforce.com, Inc. *	1,593	92,187

Coal & Consumable Fuels - 2.6%
Alpha Natural Resources, Inc. *	3,183	138,269
Foundation Coal Holdings, Inc.	2,835	142,686
International Coal Group, Inc. *	29,056	184,506
Peabody Energy Corporation	9,020	460,020

		925,481

Communications Equipment - 0.9%
Research In Motion, Ltd. *	2,805	314,805

Computer Storage & Peripherals - 0.2%
Western Digital Corporation *	2,653	71,737

Construction & Engineering - 0.7%
Shaw Group, Inc. *	5,192	244,751

Construction & Farm Machinery & Heavy Trucks - 2.7%
AGCO Corporation *	940	56,287
Joy Global, Inc. (1)	14,113	919,603

		975,890

Consumer Electronics - 0.1%
Matsushita Electric Industrial Company, Ltd. ADR	2,412	52,365

Diversified Banks - 2.1%
CrediCorp, Ltd.	558	40,031
U.S. Bancorp	22,365	723,731

		763,762

Diversified Metals & Mining - 1.7%
Cia Vale do Rio Doce ADR	3,790	131,285
Fording Canadian Coal Trust	4,928	257,242
Freeport-McMoRan Copper & Gold, Inc. (CI.B)	1,592	153,182
Teck Cominco, Ltd. (CI.B)	1,900	77,824

		619,533

Electrical Components & Equipment - 2.9%
American Superconductor Corporation *	3,335	77,339
Ametek, Inc.	1,592	69,905
First Solar, Inc. *	2,812	649,966
Powell Industries, Inc. *	6,147	242,007

		1,039,217

Electronic Equipment Manufacturers - 1.1%
Itron, Inc. *	4,246	383,117

Electronic Manufacturing Services - 0.1%
Celestica, Inc. *	2,729	18,339

Exchange Traded Funds - 2.4%
iShares Silver Trust *	379	64,745
Market Vectors-Coal ETF *	9,576	363,792
PowerShares DB Agriculture Fund	6,898	250,397
SPDR S&P Metals & Mining ETF	1,062	73,395
Streettracks Gold Trust *	1,061	95,893

		848,222

Fertilizers & Agricultural Chemicals - 2.2%
Agrium, Inc.	2,501	155,337
CF Industries Holdings, Inc.	3,714	384,845
Monsanto Company	1,061	118,301
Mosaic Company *	1,063	109,064

		767,547

Gold - 2.3%
Agnico-Eagle Mines, Ltd.	2,654	179,702
Barrick Gold Corporation	606	26,331
Newmont Mining Corporation	13,264	600,859

		806,892

Heavy Electrical Equipment - 0.6%
ABB, Ltd. ADR	7,584	204,161

Home Entertainment Software - 0.4%
Activision, Inc. *	4,882	133,327

Homebuilding - 3.0%
Desarrolladora Homex SAB de CV ADR *	2,654	154,065
DR Horton, Inc.	7,415	116,786
NVR, Inc. *	1,361	813,198

		1,084,049

Hotels, Resorts & Cruise Lines - 0.2%
Ctrip.com International, Ltd. ADR	1,520	80,590

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club, Inc. *	532	18,987
Costco Wholesale Corporation	532	34,564

		53,551

6	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Equity Fund - Alpha Opportunity Series
March 31, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Industrial Conglomerates - 0.8%
McDermott International, Inc. *	5,306	$290,875

Industrial Gases - 0.6%
Praxair, Inc.	2,654	223,546

Industrial Machinery - 0.8%
Clarcor, Inc.	1,516	53,894
Donaldson Company, Inc.	2,123	85,515
Flowserve Corporation	1,061	110,747
Nordson Corporation	531	28,594

		278,750

Integrated Oil & Gas - 2.9%
Hess Corporation	8,472	747,061
Sasol, Ltd. ADR	2,431	117,636
Suncor Energy, Inc.	1,895	182,583

		1,047,280

Integrated Telecommunication Services - 0.1%
TELUS Corporation	484	20,255

Internet Software & Services - 2.1%
AsiaInfo Holdings, Inc. *	532	5,777
Google, Inc. *	994	437,827
Open Text Corporation *	5,990	187,547
Sohu.com, Inc. *	1,289	58,173
Yahoo!, Inc. *	2,275	65,816

		755,140

Investment Banking & Brokerage - 0.4%
Nomura Holdings, Inc. ADR	2,432	36,553
Oppenheimer Holdings, Inc.	2,309	100,095

		136,648

IT Consulting & Other Services - 0.0%
Yucheng Technologies, Ltd. *	532	8,805

Marine - 0.0%
Quintana Maritime, Ltd.	723	17,121

Oil & Gas Drilling - 0.5%
ENSCO International, Inc.	1,062	66,502
Nabors Industries, Ltd. *	3,714	125,422

		191,924

Oil & Gas Equipment & Services - 4.3%
Halliburton Company	6,368	250,454
Weatherford International, Ltd. *	4,775	346,044
W-H Energy Services, Inc. *	1,592	109,609
Willbros Group, Inc. *	27,060	828,036

		1,534,143

Oil & Gas Exploration & Production - 4.2%
Anadarko Petroleum Corporation	531	33,469
Arena Resources, Inc. *	1,592	61,626
Chesapeake Energy Corporation	14,058	648,777
Denbury Resources, Inc. *	2,127	60,726
Harvest Natural Resources, Inc. *	34,659	417,988
Quicksilver Resources, Inc. *	3,714	135,672
Range Resources Corporation	2,123	134,704

		1,492,962

Oil & Gas Storage & Transportation - 0.1%
Frontline, Ltd.	1,061	48,827

Packaged Foods & Meats - 0.7%
Cosan, Ltd. *	98	1,207
Perdigao S.A. ADR	4,169	189,815
Sadia S.A. ADR ADR	2,162	38,462
Zhongpin, Inc. *	2,157	20,988

		250,472

Pharmaceuticals - 0.3%
Novo Nordisk A ADR	1,546	107,045

Precious Metals & Minerals - 0.1%
Coeur d’Alene Mines Corporation *	1,569	6,339
Stillwater Mining Company *	1,061	16,413

		22,752

Railroads - 1.1%
Norfolk Southern Corporation	6,905	375,080

Real Estate Management & Development - 0.1%
St. Joe Company	532	22,839

Regional Banks - 0.1%
Republic Bancorp, Inc.	1,170	22,090

Semiconductor Equipment - 0.7%
MEMC Electronic Materials, Inc. *	3,714	263,323

Semiconductors - 0.3%
Taiwan Semiconductor Manufacturing Company, Ltd. ADR	10,169	104,436

Specialized REIT’s - 2.0%
Plum Creek Timber Company, Inc.	14,733	599,633
Potlatch Corporation	1,592	65,702
Rayonier, Inc.	1,062	46,133

		711,468

Steel - 5.0%
Cleveland-Cliffs, Inc.	1,061	127,129
Commercial Metals Company	3,185	95,454
Gerdau Ameristeel Corporation	1,064	15,013
Mechel ADR	1,896	215,746
Reliance Steel & Aluminum Company	1,061	63,512
Ternium S.A. ADR	2,032	72,908

7	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Equity Fund - Alpha Opportunity Series
March 31, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Steel (continued)
United States Steel Corporation (1)	9,360	$1,187,503

		1,777,265

Systems Software - 0.2%
Check Point Software Technologies *	2,474	55,418

Trading Companies & Distributors - 0.8%
UAP Holding Corporation	6,997	268,265

Trucking - 0.6%
Arkansas Best Corporation	1,064	33,899
Con-way, Inc.	532	26,323
J.B. Hunt Transport Services, Inc.	4,711	148,067

		208,289

Wireless Telecommunication Services - 0.4%
America Movil S.A. de CV ADR	1,064	67,766
Cellcom Israel, Ltd.	1,024	32,184
Vivo Participacoes S.A. ADR *	5,685	33,883

		133,833

TOTAL COMMON STOCK (Cost $21,505,083)		$20,782,706

FOREIGN STOCK - 0.1%
Wireless Telecommunication Services - 0.1%
Partner Communications ADR	1,064	23,887

TOTAL FOREIGN STOCK (Cost $23,755)		$23,887

	Principal Amount
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES 39.0%
Federal Home Loan Bank
1.80% - 2008 (1)	$410,000	409,119
2.225% - 2008 (2)	500,000	498,750
2.88% - 2008 (1)	1,000,000	998,800
Federal Home Loan Mortgage Corporation
1.90% - 2008 (1)	450,000	448,157
2.07% - 2008 (1)	1,000,000	996,128
2.215% - 2008 (2)	450,000	448,434
2.23% - 2008 (2)	500,000	498,800
2.70% - 2008 (1)	450,000	449,347
4.01% - 2008 (1)	675,000	674,797
Federal National Mortgage Association
1.72% - 2008 (1)	300,000	299,220
1.80% - 2008 (1)	300,000	299,385
1.87% - 2008 (1)	1,400,000	1,393,872
1.99% - 2008 (1)	750,000	747,788
2.62% - 2008 (1)	750,000	749,250
2.64% - 2008 (1)	950,000	948,528
2.68% - 2008 (1)	1,225,000	1,222,795
2.72% - 2008 (1)	1,000,000	999,250
4.13% - 2008 (1)	500,000	499,975
4.19% - 2008 (1)	$325,000	324,837
4.21% - 2008 (1)	1,000,000	999,700

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $13,902,035)		$13,906,932

Total Investments (Security Equity Fund - Alpha Opportunity Series) (Cost $35,430,873) - 97.5%		$34,713,525
Other Assets in Excess of Liabilities - 2.5%		898.144

TOTAL NET ASSETS - 100.0%		$35,611,669

Schedule of Securities Sold Short March 31, 2008 Security Equity Fund – Alpha Opportunity Series

	Shares	Value
COMMON STOCK - (3.8)%
Air Freight & Logistics - (0.2)%
Expediters International	(1,300)	$(58,734)

Apparel Retail - (0.1)%
Cache, Inc. *	(796)	(8,987)
Pacific Sunwear of California *	(1,239)	(15,624)

		(24,611)

Biotechnology - (0.1)%
Amylin Pharmaceuticals, Inc. *	(924)	(26,990)

Broadcasting & Cable TV - (0.1)%
Comcast Corporation	(1,239)	(23,962)

Computer & Electronics Retail - (0.1)%
Best Buy Company, Inc.	(433)	(17,952)

Consumer Electronics - (0.1)%
Garmin, Ltd.	(433)	(23,386)

Data Processing & Outsourced Services - (0.1)%
Paychex, Inc.	(866)	(29,669)

Diversified Banks - (0.2)%
Barclays plc ADR	(1,547)	(56,001)
Comerica, Inc.	(433)	(15,190)

		(71,191)

Diversified Chemicals - (0.1)%
E.I. Du Pont de Nemours &	(796)	(37,221)

Diversified Commercial & Professional Services - (0.1)%
China Security & Surveillance	(867)	(44,113)

8	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Equity Fund - Alpha Opportunity Series
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK (continued)
Drug Retail - (0.1)%
Walgreen Company	(867)	$(33,024)

Electric Utilities - (0.4)%
Duke Energy Corporation	(619)	(11,049)
Southern Company	(3,899)	(138,844)

		(149,893)

Exchange Traded Funds - (0.2)%
Consumer Discretionary Select	(866)	(26,777)
Financial Select Sector SPDR Fund	(866)	(21,494)
iShares Russell 2000 Growth Index	(433)	(31,540)

		(79,811)

Footwear - 0.0%
K-Swiss, Inc.	(619)	(9,793)

Health Care Equipment - (0.2)%
Medtronic, Inc.	(1,735)	(83,922)

Industrial Conglomerates - (0.1)%
3M Company	(433)	(34,272)

Integrated Telecommunication Services - (0.1)%
AT&T, Inc.	(866)	(33,168)

Internet Software & Services - 0.0%
Knot, Inc. *	(619)	(7,274)
SonicWALL, Inc. *	(619)	(5,057)
		(12,331)

Leisure Products - (0.1)%
Brunswick Corporation	(1,487)	(23,747)

Multi-Line Insurance - (0.1)%
AXA S.A. ADR	(434)	(15,672)

Multi-Utilities - (0.2)%
Avista Corporation	(3,218)	(62,944)
TECO Energy, Inc.	(662)	(10,559)
Vectren Corporation	(173)	(4,642)

		(78,145)

Packaged Foods & Meats - (0.5)%
Hershey Company	(4,403)	(165,861)

Photographic Products - 0.0%
Eastman Kodak Company	(619)	(10,938)

Real Estate Management & Development - (0.2)%
Consolidated-Tomoka Land	(1,027)	(57,563)

Regional Banks - 0.0%
Huntington Bancshares, Inc.	(619)	(6,654)

Restaurants - 0.0%
Cheesecake Factory *	(434)	(9,457)
Steak N Shake Company *	(136)	(1,070)

		(10,527)

Retail REIT’s - (0.2)%
General Growth Properties, Inc.	(2,152)	(82,142)

Specialized Consumer Services - (0.2)%
Regis Corporation	(1,735)	(47,695)
Weight Watchers International Inc	(513)	(23 767)

		(71,462)

Specialized Finance - 0.0%
Moody’s Corporation	(433)	(15,081)

Wireless Telecommunication Services - 0.0%
American Tower Corporation *	(140)	(5,489)
TOTAL COMMON STOCK (Proceeds $1,320,297)		$(1,337,324)

Total Securities Sold Short (Security Equity Fund-Alpha Opportunity Series) (Proceeds $1,320,297)		$(1,337,324)

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $35,526,411.

*	- Non-income producing security
1	- Security is segregated as collateral for open futures contracts.
2	- Security is segregated as collateral for short positions.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

9	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Alpha Opportunity Series

(unaudited)

Statement of Assets and Liabilities

March 31, 2008

Assets:
Investments, at value*	$34,713,525
Cash	2,843,838

Receivables:
Fund shares sold	75,453
Securities sold	1,032,801
Dividends	15,501
Variation margin	54,825
Prepaid expenses	16,719

Total assets	38,752,662

Liabilities:
Common stock sold short, at value**	1,337,324
Payable for:
Securities purchased	1,614,590
Fund shares redeemed	75,244
Dividends on short sales	301
Management fees	76,095
Custodian fees	2,999
Transfer agent/maintenance fees	2,978
Administration fees	5,587
Professional fees	7,831
12b-1 distribution plan fees	13,275
Directors’ fees	103
Other	4,666

Total liabilities	3,140,993

Net assets	$35,611,669

Net assets consist of:
Paid in capital	$39,592,796
Accumulated net investment loss	(221,712)
Accumulated net realized loss on sale of investments	(2,898,673)
Net unrealized depreciation in value of investments	(860,742)

Net assets	$35,611,669

Class A:
Capital shares outstanding (unlimited number of shares authorized)	2,586,701
Net assets	$26,472,929
Net asset value and redemption price per share .	$10.23

Maximum offering price per share (net asset value divided by 94.25%)	$10.85

Class B:
Capital shares outstanding (unlimited number of shares authorized)	382,936
Net assets	$3,723,513
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.72

Class C:
Capital shares outstanding (unlimited number of shares authorized)	556,825
Net assets	$5,415,227
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.73

* Investments, at cost	$35,430,873
** Common stock sold short, at proceeds	1,320,297

Statement of Operations

For the Six Months Ended March 31, 2008

Investment Income:
Dividends	$87,714
Interest	289,952

Total investment income	377,666

Expenses:
Management fees	430,614
Transfer agent/maintenance fees	22,676
Administration fees	28,004
Custodian fees	29,506
Directors’ fees	427
Professional fees	5,854
Reports to shareholders	2,020
Registration fees	15,712
Other expenses	1,623
Dividends on short sales	11,570
12b-1 distribution fees - Class A	32,333
12b-1 distribution fees - Class B	18,401
12b-1 distribution fees - Class C	24,840

Total expenses	623,580
Less:
Earnings credits applied	(24,202)

Net expenses	599,378

Net investment loss	(221,712)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(69,763)
Securities sold short	378,762
Futures	(1,684,846)

Net realized loss	(1,375,847)

Net unrealized appreciation (depreciation) during the period on:
Investments	(827,067)
Securities sold short	(19,412)
Futures	(665,708)

Net unrealized depreciation	(1,512,187)

Net loss	(2,888,034)

Net decrease in net assets resulting from operations	$(3,109,746)

10	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund Alpha Opportunity Series

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
	(unaudited)
Increase (decrease) in net assets from operations:
Net investment loss	$(221,712)	$(98,282)
Net realized gain (loss) during the period on investments	(1,375,847)	6,873,561
Net unrealized appreciation (depreciation) during the period on investments	(1,512,187)	898,061

Net increase (decrease) in net assets resulting from operations	(3,109,746)	7,673,340

Distributions to shareholders from:
Net realized gain
Class A	(5,132,996)	(2,136,563)
Class B	(811,284)	(523,991)
Class C	(1,064,735)	(617,311)

Total distributions to shareholders	(7,009,015)	(3,277,865)

Capital share transactions:
Proceeds from sale of shares
Class A	8,768,399	10,352,391
Class B	1,818,379	1,279,776
Class C	2,582,315	1,430,285
Distributions reinvested
Class A	5,033,793	2,077,296
Class B	802,594	522,694
Class C	960,779	556,963
Cost of shares redeemed
Class A	(4,980,273)	(11,078,834)
Class B	(890,964)	(4,098,624)
Class C	(806,205)	(4,012,623)

Net increase (decrease) from capital share transactions	13,288,817	(2,970,676)

Net increase in net assets	3,170,056	1,424,799

Net assets:
Beginning of period	32,441,613	31,016,814

End of period	$35,611,669	$32,441,613

Accumulated net investment loss at end of period	$(221,712)	—

Capital share activity:
Shares sold
Class A	774,869	802,495
Class B	159,091	104,269
Class C	226,994	114,901
Shares reinvested
Class A	463,091	174,124
Class B	77,545	45,216
Class C	92,829	48,180
Shares redeemed
Class A	(449,991)	(862,512)
Class B	(88,702)	(321,701)
Class C	(77,025)	(317,535)

11	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Alpha Opportunity Series

Class A	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003[b]
Per Share Data
Net asset value, beginning of period	$13.94	$12.23	$12.37	$11.79	$10.21	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(0.07)	(0.01)	(0.06)	(0.10)	(0.16)	(0.03)
Net gain (loss) on securities (realized and unrealized)	(0.91)	2.99	0.93	1.50	2.33	0.24

Total from investment operations	(0.98)	2.98	0.87	1.40	2.17	0.21

Less distributions:
Distributions from realized gains	(2.73)	(1.27)	(1.01)	(0.82)	(0.59)	—

Total distributions	(2.73)	(1.27)	(1.01)	(0.82)	(0.59)	—

Net asset value, end of period	$10.23	$13.94	$12.23	$12.37	$11.79	$10.21

Total Return[d]	(8.18)%	26.10%	7.39%	12.26%	21.68%	2.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,473	$25,072	$20,595	$14,622	$6,556	$2,935

Ratios to average net assets:
Net investment loss	(1.15)%	(0.08)%	(0.50)%	(0.83)%	(1.48)%	(1.35)%
Total expenses[e]	3.42%	2.88%	3.20%	2.94%	3.57%	3.25%
Net expenses[f]	3.28%	2.68%	3.01%	2.86%	2.78%	2.75%
Net expenses prior to custodian earning credits and net of expense waivers	3.42%	2.88%	3.10%	2.86%	2.79%	2.75%
Net expenses prior to performance fee adjustment[g]	2.78%	2.77%	2.82%	2.78%	2.78%	2.75%

Portfolio turnover rate	1,287%	1,697%	1,302%	1,502%	1,175%	867%

Class B	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003[b]
Per Share Data
Net asset value, beginning of period	$13.42	$11.90	$12.15	$11.68	$10.20	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(0.11)	(0.09)	(0.15)	(0.18)	(0.25)	(0.05)
Net gain (loss) on securities (realized and unrealized)	(0.86)	2.88	0.91	1.47	2.32	0.25

Total from investment operations	(0.97)	2.79	0.76	1.29	2.07	0.20

Less distributions:
Distributions from realized gains	(2.73)	(1.27)	(1.01)	(0.82)	(0.59)	—

Total distributions	(2.73)	(1.27)	(1.01)	(0.82)	(0.59)	—

Net asset value, end of period	$9.72	$13.42	$11.90	$12.15	$11.68	$10.20

Total Return[d]	(8.47)%	25.14%	6.56%	11.39%	20.68%	2.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,724	$3,154	$4,846	$4,106	$2,324	$1,731

Ratios to average net assets:
Net investment loss	(1.91)%	(0.77)%	(1.24)%	(1.60)%	(2.25)%	(2.11)%
Total expenses[e]	4.17%	3.59%	3.95%	3.69%	4.29%	4.01%
Net expenses[f]	4.03%	3.39%	3.76%	3.61%	3.53%	3.50%
Net expenses prior to custodian earning credits and net of expense waivers	4.17%	3.59%	3.85%	3.61%	3.53%	3.50%
Net expenses prior to performance fee adjustment[g]	3.53%	3.51%	3.57%	3.53%	3.53%	3.50%

Portfolio turnover rate	1,287%	1,697%	1,302%	1,502%	1,175%	867%

12	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Alpha Opportunity Series

Class C	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003[b]
Per Share Data
Net asset value, beginning of period	$13.43	$11.90	$12.15	$11.68	$10.20	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(0.11)	(0.10)	(0.15)	(0.18)	(0.25)	(0.05)
Net gain (loss) on securities (realized and unrealized)	(0.86)	2.90	0.91	1.47	2.32	0.25

Total from investment operations	(0.97)	2.80	0.76	1.29	2.07	0.20

Less distributions:
Distributions from realized gains	(2.73)	(1.27)	(1.01)	(0.82)	(0.59)	—

Total distributions	(2.73)	(1.27)	(1.01)	(0.82)	(0.59)	—

Net asset value, end of period	$9.73	$13.43	$11.90	$12.15	$11.68	$10.20

Total Return[d]	(8.44)%	25.24%	6.56%	11.39%	20.68%	2.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,415	$4,216	$5,576	$7,813	$3,143	$1,723

Ratios to average net assets:
Net investment loss	(1.91)%	(0.77)%	(1.18)%	(1.58)%	(2.24)%	(2.11)%
Total expenses[e]	4.17%	3.60%	3.95%	3.68%	4.30%	4.01%
Net expenses[f]	4.03%	3.40%	3.75%	3.61%	3.53%	3.50%
Net expenses prior to custodian earning credits and net of expense waivers	4.17%	3.60%	3.83%	3.61%	3.53%	3.50%
Net expenses prior to performance fee adjustment[g]	3.53%	3.51%	3.57%	3.53%	3.53%	3.50%

Portfolio turnover rate	1,287%	1,697%	1,302%	1,502%	1,175%	867%

[a]	Unaudited figures for the six months ended March 31, 2008. Percentage amounts for the period, except total return, have been annualized.
[b]	Security Alpha Opportunity Series was initially capitalized on July 7, 2003 with a net asset value of $10 per share. Percentage amounts for the period, except total return have been annualized.
[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[g]	Net expenses prior to performance fee adjustment reflect ratios after voluntary expense waivers, reimbursements, custodian earnings credits, and before performance fees adjustments, as applicable.

13	The accompanying notes are an integral part of the financial statements

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Security Equity Fund

Equity Series

Adviser,

Security Global Investors

Performance Summary	Security Equity Fund Equity Series
March 31, 2008	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Equity Series on March 31, 1998, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 3-31-08	1 Year	5 Years	10 Years	Since Inception
A Shares	(10.07)%	6.52%	(0.34)%	—

A Shares with sales charge	(15.26)%	5.26%	(0.92)%	—

B Shares	(10.80)%	5.71%	(1.05)%	—

B Shares with CDSC	(14.45)%	5.43%	(1.05)%	—

C Shares	(10.80)%	5.75%	—	(2.49)% (1-29-99)

C Shares with CDSC	(11.54)%	5.75%	—	(2.49)% (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-08

Consumer Discretionary	9.78%
Consumer Staples	9.28
Energy	8.86
Financials	14.51
Health Care	10.51
Industrials	17.71
Information Technology	15.02
Materials	7.02
Telecommunication Services	1.31
Exchange Traded Funds	2.89
Utilities	0.88
Commercial Paper	0.54
Repurchase Agreement	2.09
Liabilities in Excess of Other Assets	(0.40)
Total Net Assets	100.00%

16	The accompanying notes are an integral part of the financial statements

Performance Summary	Security Equity Fund Equity Series
March 31, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008[1]	Expenses Paid During Period[2]
Equity Series - Class A
Actual	$1,000.00	$858.52	$6.37
Hypothetical	1,000.00	1,018.15	6.91

Equity Series - Class B
Actual	1,000.00	855.64	9.83
Hypothetical	1,000.00	1,014.40	10.68

Equity Series - Class C
Actual	1,000.00	855.10	9.79
Hypothetical	1,000.00	1,014.45	10.63

[1]

The actual ending account value is based on the actual total return of the Series for the period October 1, 2007 to March 31, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2007 to March 31, 2008 was (14.15%), (14.44%) and (14.49%), for Class A, B, and C respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.37%, 2.12% and 2.11% for Class A, B, and C shares, respectively) net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Schedule of Investments	Security Equity Fund - Equity Series
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 97.8%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	52,355	$2,953,869
Precision Castparts Corporation	27,685	2,826,085
United Technologies Corporation	68,900	4,741,698

		10,521,652

Air Freight & Logistics - 1.6%
FedEx Corporation	48,400	4,485,228

Asset Management & Custody
Banks - 1.2%
Bank of New York Mellon Corporation	78,300	3,267,459

Biotechnology - 4.9%
Celgene Corporation *	101,440	6,217,258
Gilead Sciences, Inc. *	140,900	7,260,577

		13,477,835

Broadcasting & Cable TV - 0.4%
CBS Corporation	47,000	1,038,700

Building Products - 2.0%

USG Corporation *	151,800	5,589,276

Casinos & Gaming - 1.4%
Las Vegas Sands Corporation *	53,790	3,961,095

Communications Equipment - 4.1%
Cisco Systems, Inc. *	227,400	5,478,066
Corning, Inc.	240,205	5,774,528

		11,252,594

Computer Hardware - 4.9%
Apple, Inc. *	35,355	5,073,443
Hewlett-Packard Company	183,605	8,383,404

		13,456,847

Construction & Farm Machinery & Heavy Trucks - 2.0%
Deere & Company	69,440	5,585,754

Consumer Finance - 2.8%
Capital One Financial Corporation	97,200	4,784,184
Discover Financial Services	32,500	532,025
First Marblehead Corporation	334,900	2,498,354

		7,814,563

Data Processing & Outsourced Services - 1.2%
Western Union Company	154,400	3,284,088

Department Stores - 1.7%
JC Penney Company, Inc.	123,070	4,640,970

Diversified Banks - 1.8%
Wells Fargo & Company	168,650	4,907,715

Diversified Chemicals - 0.7%
Dow Chemical Company	49,600	1,827,760

Diversified Commercial & Professional Services - 0.5%
Equifax, Inc.	39,000	1,344,720

Drug Retail - 3.5%
CVS Caremark Corporation	236,700	9,588,717

Electric Utilities - 0.9%
Edison International	49,800	2,441,196

Electrical Components & Equipment - 1.6%
Emerson Electric Company	85,055	4,376,930

Electronic Manufacturing Services - 0.4%
Tyco Electronics, Ltd.	32,800	1,125,696

Exchange Traded Funds - 2.9%
iShares Russell 1000 Value Index Fund	54,700	4,000,758
iShares S&P 500 Value Index Fund	57,600	3,989,376

		7,990,134

Fertilizers & Agricultural Chemicals - 3.9%
Monsanto Company	45,200	5,039,800
Mosaic Company *	56,045	5,750,217

		10,790,017

Health Care Equipment - 3.0%
Covidien, Ltd.	33,800	1,495,650
Hospira, Inc. *	52,700	2,253,979
St. Jude Medical, Inc. *	102,800	4,439,932

		8,189,561

Health Care Services - 0.7%
Medco Health Solutions, Inc. *	44,800	1,961,792

Home Improvement Retail - 1.8%
Home Depot, Inc.	181,100	5,065,367

Hypermarkets & Super Centers - 2.9%
Costco Wholesale Corporation	42,500	2,761,225
Wal-Mart Stores, Inc.	102,200	5,383,896

		8,145,121

Industrial Conglomerates - 4.3%
General Electric Company	237,675	8,796,352
McDermott International, Inc. *	32,400	1,776,168
Tyco International, Ltd.	29,100	1,281,855

		11,854,375

Industrial Gases - 1.6%
Air Products & Chemicals, Inc.	48,200	4,434,400

Integrated Oil & Gas - 3.5%
Chevron Corporation	29,900	2,552,264
ConocoPhillips	14,400	1,097,424

18	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Equity Fund - Equity Series
March 31, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Integrated Oil & Gas (continued)
Exxon Mobil Corporation	45,700	$3,865,306
Sasol, Ltd. ADR	46,300	2,240,457

		9,755,451

Integrated Telecommunication Services - 0.8%
Windstream Corporation	192,200	2,296,790

Internet Software & Services - 1.3%
Google, Inc. *	8,440	3,717,567

Movies & Entertainment - 2.3%
Time Warner, Inc.	185,100	2,595,102
Walt Disney Company	122,100	3,831,498

		6,426,600

Multi-Line Insurance - 2.2%
American International Group, Inc.	141,900	6,137,175

Oil & Gas Drilling - 1.6%
Transocean, Inc.	33,500	4,529,200

Oil & Gas Equipment & Services - 0.9%
Halliburton Company	66,200	2,603,646

Oil & Gas Exploration & Production - 1.6%
Apache Corporation	37,290	4,505,378

Oil & Gas Storage & Transportation - 1.1%
Williams Companies, Inc.	93,900	3,096,822

Other Diversified Financial Services - 1.9%
JPMorgan Chase & Company	119,100	5,115,345

Pharmaceuticals - 2.0%
Merck & Company, Inc.	100,800	3,825,360
Schering-Plough Corporation	111,100	1,600,951

		5,426,311

Property & Casualty Insurance - 2.4%
Berkshire Hathaway, Inc. *	49	6,536,600

Railroads - 1.9%
Union Pacific Corporation	41,300	5,178,194

Restaurants - 2.1%
McDonald’s Corporation	105,800	5,900,466

Semiconductor Equipment - 1.4%
MEMC Electronic Materials, Inc. *	55,285	3,919,706

Soft Drinks - 1.6%
PepsiCo, Inc.	61,400	4,433,080

Specialized Finance - 1.1%
CME Group, Inc.	6,700	3,142,970

Specialty Chemicals - 0.9%
Rohm & Haas Company	43,600	2,357,888

Systems Software - 1.7%
Oracle Corporation *	243,420	4,761,295

Thrifts & Mortgage Finance - 1.2%
Federal Home Loan Mortgage Corporation	84,500	2,139,540
Federal National Mortgage Association	39,200	1,031,744

		3,171,284

Tobacco - 1.3%
Altria Group, Inc.	47,700	1,058,940
Philip Morris International, Inc. *	47,700	2,412,666

		3,471,606

Wireless Telecommunication Services - 0.5%
Sprint Nextel Corporation	196,300	1,313,247

TOTAL COMMON STOCK (Cost $277,009,476)		$270,216,183

	Principal Amount
COMMERCIAL PAPER - 0.5%
Brokerage - 0.5%
JP Morgan Chase & Company
2.50%, 4/1/2008	1,500,000	1,500,000

TOTAL COMMERCIAL PAPER (Cost $1,500,000)		$1,500,000

REPURCHASE AGREEMENT - 2.1%
United Missouri Bank, 1.99%, dated 3/31/08, matures 4/01/08; repurchase amount $4,856,268 (Collateralized by FNMA, 4/09/08 with a value of $4,953,380)	$4,856,000	$4,856,000
United Missouri Bank, 1.99%, dated 3/31/08, matures 4/01/08; repurchase amount $929,051 (Collateralized by FNSM, 6.50%, 10/01/37 with a value of $948,371)	929,000	929,000

TOTAL REPURCHASE AGREEMENT (Cost $5,785,00)		$5,785,000

Total Investments (Security Equity Fund - Equity Series) (Cost $284,294,476) - 100.4%		$277,501,183
Liabilities in Excess of Other Assets - (0.4)%		(1,109.436)

TOTAL NET ASSETS - 100.0%		$276,391,747

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $284,294,476.

*	- Non-income producing security

Glossary:

ADR	- American Depositary Receipt

See notes to financial statements.

19	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Equity Series

(unaudited)

Statement of Assets & Liabilities

March 31, 2008

Assets:
Investments, at value*	$277,501,183
Cash	1,176

Receivables:
Fund shares sold	567,606
Securities sold	2,833,582
Dividends	366,932
Prepaid expenses	32,202

Total assets	281,302,681

Liabilities:
Payable for:
Securities purchased	3,860,196
Fund shares redeemed	671,774
Management fees	175,672
Custodian fees	4,900
Transfer agent/maintenance fees	42,167
Administration fees	22,401
Professional fees	21,901
12b-1 distribution plan fees	70,814
Directors’ fees	2,249
Other	38,860

Total liabilities	4,910,934

Net assets	$276,391,747

Net assets consist of:
Paid in capital	$266,887,349
Undistributed net investment income	219,539
Undistributed net realized gain on sale of investments	16,078,152
Net unrealized depreciation in value of investments	(6,793,293)

Net assets	$276,391,747

Class A:
Capital shares outstanding (unlimited number of shares authorized)	51,997,450
Net assets	$257,202,839
Net asset value and redemption price per share	$4.95

Maximum offering price per share (net asset value divided by 94.25%)	$5.25

Class B:
Capital shares outstanding (unlimited number of shares authorized)	3,702,540
Net assets	$15,253,678
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.12

Class C:
Capital shares outstanding (unlimited number of shares authorized)	884,766
Net assets	$3,935,230
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.45

* Investments, at cost	$284,294,476

Statement of Operations

For the Six Months Ended March 31, 2008

Investment Income:
Dividends	$2,199,575
Interest	205,513

Total investment income	2,405,088

Expenses:
Management fees	1,153,696
Transfer agent/maintenance fees	342,169
Administration fees	146,402
Custodian fees	7,452
Directors’ fees	6,989
Professional fees	13,397
Reports to shareholders	15,229
Registration fees	20,363
Other expenses	13,711
12b-1 distribution fees - Class A	357,369
12b-1 distribution fees - Class B	86,724
12b-1 distribution fees - Class C	22,062

Total expenses	2,185,563
Less:
Earnings credits applied	(14)

Net expenses	2,185,549

Net investment income	219,539

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	20,832,034
Options written	40,765

Net realized gain	20,872,799

Net unrealized appreciation (depreciation) during the period on:
Investments	(68,899,722)

Net unrealized depreciation	(68,899,722)

Net loss	(48,026,923)

Net decrease in net assets resulting from operations	$(47,807,384)

20	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund Equity Series

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
	(unaudited)
Increase (decrease) in net assets from operations:
Net investment income (loss)	$219,539	$(156,727)
Net realized gain during the period on investments	20,872,799	51,607,692
Net unrealized depreciation during the period on investments	(68,899,722)	(11,523,783)

Net increase (decrease) in net assets resulting from operations	(47,807,384)	39,927,182

Distributions to shareholders from:
Net realized gain
Class A	(45,050,358)	(36,813,817)
Class B	(3,149,316)	(2,833,129)
Class C	(754,921)	(617,995)

Total distributions to shareholders	(48,954,595)	(40,264,941)

Capital share transactions:
Proceeds from sale of shares
Class A	6,145,699	22,425,266
Class B	1,872,522	4,149,590
Class C	238,650	664,065
Distributions reinvested
Class A	41,061,233	33,789,629
Class B	3,104,059	2,766,531
Class C	741,250	607,148
Cost of shares redeemed
Class A	(23,451,566)	(104,634,399)
Class B	(3,743,413)	(14,318,878)
Class C	(640,456)	(1,927,297)

Net increase (decrease) from capital share transactions	25,327,978	(56,478,345)

Net decrease in net assets	(71,434,001)	(56,816,104)

Net assets:
Beginning of period	347,825,748	404,641,852

End of period	$276,391,747	$347,825,748

Accumulated net investment income at end of period	$219,539	$—

Capital share activity:
Shares sold
Class A	1,084,667	3,287,276
Class B	398,326	699,825
Class C	46,660	105,654
Shares reinvested
Class A	7,806,380	5,073,518
Class B	707,075	479,468
Class C	156,382	98,723
Shares redeemed
Class A	(4,115,649)	(15,274,912)
Class B	(784,484)	(2,408,381)
Class C	(122,567)	(307,016)

21	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Equity Series

Class A	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$6.84	$6.85	$6.58	$6.50	$5.98	$5.09

Income (loss) from investment operations:
Net investment income (loss)[b]	(0.01)	—	(0.01)	0.04	0.01	0.01
Net gain (loss) on securities (realized and unrealized)	(0.90)	0.69	0.52	0.49	0.52	0.88

Total from investment operations	(0.91)	0.69	0.51	0.53	0.53	0.89

Less distributions:
Dividends from net investment income	—	—	(0.04)	—	(0.01)	—
Distributions from realized gains	(0.98)	(0.70)	(0.20)	(0.45)	—	—

Total distributions	(0.98)	(0.70)	(0.24)	(0.45)	(0.01)	—

Net asset value, end of period	$4.95	$6.84	$6.85	$6.58	$6.50	$5.98

Total Return[c]	(14.15)%	10.33%	7.88%	8.20%	8.87%	17.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$257,203	$322,850	$371,006	$375,280	$391,384	$430,161

Ratios to average net assets:
Net investment income (loss)	(0.20)%	0.02%	(0.08)%	0.57%	0.08%	0.23%
Total expenses[d]	1.37%	1.34%	1.34%	1.30%	1.28%	1.25%
Net expenses[e]	1.37%	1.34%	1.34%	1.30%	1.28%	1.25%
Net expenses prior to custodian earning credits and net of expense waivers	1.37%	1.34%	1.34%	1.30%	1.28%	1.25%

Portfolio turnover rate	142%	20%	34%	32%	28%	54%

Class B	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$5.89	$6.04	$5.83	$5.85	$5.41	$4.64

Income (loss) from investment operations:
Net investment income (loss)[b]	0.01	(0.04)	(0.05)	(0.01)	(0.04)	(0.03)
Net gain (loss) on securities (realized and unrealized)	(0.80)	0.59	0.46	0.44	0.48	0.80

Total from investment operations	(0.79)	0.55	0.41	0.43	0.44	0.77

Less distributions:
Distributions from realized gains	(0.98)	(0.70)	(0.20)	(0.45)	—	—

Total distributions	(0.98)	(0.70)	(0.20)	(0.45)	—	—

Net asset value, end of period	$4.12	$5.89	$6.04	$5.83	$5.85	$5.41

Total Return[c]	(14.44)%	9.33%	7.16%	7.35%	8.13%	16.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,254	$19,928	$27,842	$39,962	$49,600	$61,733

Ratios to average net assets:
Net investment income (loss)	0.56%	(0.74)%	(0.83)%	(0.16)%	(0.67)%	(0.52)%
Total expenses[d]	2.12%	2.09%	2.09%	2.05%	2.03%	2.00%
Net expenses[e]	2.12%	2.09%	2.09%	2.05%	2.03%	2.00%
Net expenses prior to custodian earning credits and net of expense waivers	2.12%	2.09%	2.09%	2.05%	2.03%	2.00%

Portfolio turnover rate	142%	20%	34%	32%	28%	54%

22	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Equity Series

Class C	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$6.28	$6.39	$6.16	$6.16	$5.69	$4.88

Income (loss) from investment operations:
Net investment income (loss)[b]	0.01	(0.05)	(0.05)	(0.01)	(0.04)	(0.03)
Net gain (loss) on securities (realized and unrealized)	(0.86)	0.64	0.48	0.46	0.51	0.84

Total from investment operations	(0.85)	0.59	0.43	0.45	0.47	0.81

Less distributions:
Distributions from realized gains	(0.98)	(0.70)	(0.20)	(0.45)	—	—

Total distributions	(0.98)	(0.70)	(0.20)	(0.45)	—	—

Net asset value, end of period	$4.45	$6.28	$6.39	$6.16	$6.16	$5.69

Total Return[c]	(14.49)%	9.45%	7.10%	7.32%	8.26%	16.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,935	$5,048	$5,794	$5,706	$6,329	$6,651

Ratios to average net assets:
Net investment income (loss)	0.56%	(0.73)%	(0.83)%	(0.18)%	(0.67)%	(0.52)%
Total expenses[d]	2.11%	2.09%	2.09%	2.05%	2.03%	2.00%
Net expenses[e]	2.11%	2.09%	2.09%	2.05%	2.03%	2.00%
Net expenses prior to custodian earning credits and net of expense waivers	2.11%	2.09%	2.09%	2.05%	2.03%	2.00%

Portfolio turnover rate	142%	20%	34%	32%	28%	54%

a	Unaudited figures for the six months ended March 31, 2008. Percentage amounts for the period, except total return, have been annualized.
b	Net investment income (loss) was computed using average shares outstanding throughout the period.
c	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
d	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
e	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

23	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Global Series

Adviser,

Security Global Investors

Performance Summary	Security Equity Fund Global Series
March 31, 2008	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Global Series on March 31, 1998, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

Portfolio Composition by Sector as of 3-31-08

Consumer Discretionary	15.05%
Consumer Staples	9.75
Energy	8.19
Financials	14.71
Health Care	13.07
Industrials	15.73
Information Technology	7.02
Materials	4.63
Telecommunication Services	9.00
Utilities	1.52
Short Term Investments	2.56
Liabilities in Excess of Other Assets	(1.23)
Total Net Assets	100.00%

Average Annual Returns

Periods Ended 3-31-08	1 Year	5 Years	10 Years	Since Inception
A Shares	(1.13)%	19.07%	9.06%	—
A Shares with sales charge	(6.83)%	17.67%	8.42%	—
B Shares	(0.94)%	18.83%	8.63%	—
B Shares with CDSC	(4.09)%	18.63%	8.63%	—
C Shares	(1.87)%	18.20%	—	8.42% (1-29-99)
C Shares with CDSC	(2.50)%	18.20%	—	8.42% (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

25	The accompanying notes are an integral part of the financial statements

Performance Summary	Security Equity Fund Global Series
March 31, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008[1]	Expenses Paid During Period[2]
Global Series - Class A
Actual	$1,000.00	$898.82	$8.16
Hypothetical	1,000.00	1,016.40	8.67

Global Series - Class B
Actual	1,000.00	900.21	6.98
Hypothetical	1,000.00	1,017.65	7.41

Global Series - Class C
Actual	1,000.00	896.04	11.71
Hypothetical	1,000.00	1,012.65	12.43

[1]

The actual ending account value is based on the actual total return of the Series for the period October 1, 2007 to March 31, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2007 to March 31, 2008 was (10.12%), (9.98%) and (10.40%), for Class A, B, and C respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.72%, 1.47% and 2.47% for Class A, B, and C shares, respectively) net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Schedule of Investments	Security Equity Fund - Global Series
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 98.7%
Australia - 0.7%
Bendigo and Adelaide Bank, Ltd.	105,013	$1,142,072

Cayman Islands - 4.1%
Herbalife, Ltd.	28,068	1,333,230
Shanda Interactive Entertainment, Ltd. ADR *	82,701	2,406,599
Suntech Power Holdings Company, Ltd. ADR *	76,630	3,108,113

		6,847,942

China - 3.1%
China BlueChemical, Ltd.	5,903,930	3,125,378
China Petroleum & Chemical Corporation	2,288,000	1,957,917

		5,083,295

France - 4.6%
France Telecom S.A.	123,577	4,155,980
UBISOFT Entertainment *	40,749	3,510,970

		7,666,950

Germany - 2.3%
Fresenius Medical Care AG & Company KGaA	24,119	1,212,900
Kloeckner & Company AG	51,210	2,620,535
SAP AG	630	31,314

		3,864,749

Hong Kong - 4.8%
Link REIT(1)	2,116,700	4,694,229
Sun Hung Kai Properties, Ltd.	72,485	1,130,657
Wharf Holdings, Ltd.	457,836	2,155,996

		7,980,882

India - 1.9%
Infosys Technologies, Ltd. ADR	89,005	3,183,709

Indonesia - 1.9%
Bumi Resources Tbk PT	4,788,500	3,224,929

Ireland - 2.8%
Anglo Irish Bank Corporation plc	343,763	4,586,402

Italy - 3.0%
Unione di Banche Italiane SCPA	196,515	5,035,823

Japan - 11.9%
Astellas Pharma, Inc.	28,280	1,095,112
Chiba Bank, Ltd.	517,461	3,514,457
Fuji Heavy Industries, Ltd.	225,700	944,190
JGC Corporation	318,570	4,864,201
Nintendo Company, Ltd.	6,612	3,409,478
Nippon Paper Group, Inc.	314	743,419
NTT DoCoMo, Inc.	847	1,283,076
Shimachu Company, Ltd.	50,860	1,528,147
Takeda Pharmaceutical Company, Ltd.	22,290	1,115,842
Toyo Suisan Kaisha, Ltd.	79,655	1,198,661

		19,696,583

Singapore - 5.0%
Singapore Airlines, Ltd.	78,290	887,332
Singapore Press Holdings, Ltd.	2,205,948	7,372,393

		8,259,725

South Africa - 1.0%
Aveng, Ltd.	236,713	1,692,850

Spain - 1.9%
Telefonica S.A.	107,262	3,082,290

Switzerland - 0.6%
Actelion Ltd. *	18,739	1,021,561

United Kingdom - 2.7%
Cadbury Schweppes plc	298,440	3,277,185
Thomas Cook Group plc	206,808	1,189,849

		4,467,034

United States - 46.4%
Altria Group, Inc.	126,000	2,797,200
AMERIGROUP Corporation *	33,904	926,596
Amgen, Inc. *	18,941	791,355
Anadarko Petroleum Corporation	65,705	4,141,386
AT&T, Inc.	102,730	3,934,559
Baxter International, Inc.	21,453	1,240,412
CA, Inc.	112,241	2,525,423
Charles River Laboratories International, Inc. *	20,694	1,219,704
Citizens Communications Company	151,100	1,585,039
Clorox Company	21,831	1,236,508
ConocoPhillips	16,107	1,227,515
DRS Technologies, Inc.	16,100	938,308
Eli Lilly & Company	22,871	1,179,915
Embarq Corporation	22,399	898,200
Gap, Inc.	61,435	1,209,041
Gilead Sciences, Inc. *	21,640	1,115,109
Humana, Inc. *	18,035	809,050
IMS Health, Inc.	37,510	788,085
Integrys Energy Group, Inc.	16,200	755,568
Invitrogen Corporation *	15,820	1,352,135
Johnson & Johnson	77,533	5,029,566
Joy Global Inc.	36,970	2,408,965
Kinetic Concepts, Inc. *	35,474	1,639,963
Laboratory Corporation of America Holdings *	15,972	1,176,817
Lockheed Martin Corporation	41,114	4,082,620
Longs Drug Stores Corporation	15,877	674,137
Marvel Entertainment, Inc. *	216,980	5,812,894
Pepco Holdings, Inc.	44,600	1,102,512
Philip Morris International, Inc. *	126,000	6,373,080

27	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Equity Fund - Global Series
March 31, 2008 (Unaudited) – continued

	Shares	Value
COMMON STOCK (continued)
United States (continued)
RadioShack Corporation	73,290	$1,190,963
Safeco Corporation	28,115	1,233,686
Safeway, Inc.	40,740	1,195,719
Schnitzer Steel Industries, Inc.	53,875	3,826,203
Tesoro Corporation	34,220	1,026,600
Trinity Industries, Inc.	72,770	1,939,321
Unisource Energy Corporation	29,587	658,607
Valero Energy Corporation	41,204	2,023,528
Wabtec Corporation	95,195	3,585,044
Wal-Mart Stores, Inc.	26,110	1,375,475

		77,026,808

TOTAL COMMON STOCK (Cost $169,100,685)		$163,863,604

	Principal Amount
SHORT TERM INVESTMENTS - 2.5%
State Street GA Prime Money Market Fund	$4,255,667	$4,255,667

TOTAL SHORT TERM INVESTMENTS (Cost $4,255,667)		$4,255,667

Total Investments (Security Equity Fund - Global Series)		$168,119,271
(Cost $173,356,352) – 101.2%
Liabilities in Excess of Other Assets - (1.2)%		(2.044.809)

TOTAL NET ASSETS - 100.0%		$166,074,462

INVESTMENT CONCENTRATION
At March 31, 2008, the investment diversification of the fund was as follows:
Industry	% of Net Asset
Integrated Telecommunication Services	8.2%	$13,656,068
Diversified Banks	5.8	9,622,225
Home Entertainment Software	5.6	9,327,047
Tobacco	5.5	9,170,280
Pharmaceuticals	5.0	8,420,435
Construction & Farm Machinery & Heavy Trucks	4.8	7,933,330
Publishing	4.5	7,372,393
Construction & Engineering	3.9	6,557,051
Movies & Entertainment	3.5	5,812,894
Aerospace & Defense	3.0	5,020,928
Retail REIT’s	2.8	4,694,229
Regional Banks	2.8	4,656,529
Packaged Foods & Meats	2.7	4,475,846
Money Markets	2.6	4,255,667
Oil & Gas Exploration & Production	2.5	4,141,386
Steel	2.3	3,826,202
Real Estate Management & Development	2.0	3,286,653
Coal & Consumable Fuels	1.9	3,224,929
Integrated Oil & Gas	2.0	3,185,432
IT Consulting & Other Services	1.9	3,183,709
Fertilizers & Agricultural Chemicals	1.9	3,125,378
Electrical Components & Equipment	1.9	3,108,113
Oil & Gas Refining & Marketing	1.8	3,050,128
Biotechnology	1.8	2,928,025
Health Care Equipment	1.7	2,880,376
Trading Companies & Distributors	1.6	2,620,535
Life Sciences Tools & Services	1.5	2,571,839
Systems Software	1.5	2,525,423
Health Care Services	1.4	2,389,717
Electric Utilities	1.1	1,761,119
Managed Health Care	1.1	1,735,646
Home Improvement Retail	0.9	1,528,147
Hypermarkets & Super Centers	0.8	1,375,475
Personal Products	0.8	1,333,230
Wireless Telecommunication Services	0.8	1,283,076
Household Products	0.8	1,236,508
Property & Casualty Insurance	0.7	1,233,686
Apparel Retail	0.8	1,209,041
Food Retail	0.7	1,195,719
Computer & Electronics Retail	0.7	1,190,962
Hotels, Resorts & Cruise Lines	0.7	1,189,849
Automobile Manufacturers	0.6	944,191
Airlines	0.5	887,332
Health Care Technology	0.5	788,085
Multi-Utilities	0.4	755,568
Paper Products	0.5	743,419
Drug Retail	0.4	674,137
Application Software	0.0	31,314

Total Investments	101.2	168,119,271
Other Assets and Liabilities, Net	-1.2	(2,044,809)

Net Assets	100%	$166,074,462

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $173,526,193.

*	- Non-income producing security
1	- Security is a PFIC (Passive Foreign Investment Company)

Glossary:

ADR	- American Depositary Receipt
plc	- Public Limited Company
REIT	- Real Estate Investment Trust

See notes to financial statements.

28	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Global Series

(unaudited)

Statement of Assets and Liabilities

March 31, 2008

Assets:
Investments, at value*	$168,119,271
Cash	4,362
Cash denominated in a foreign currency, at value**	214,316
Receivables:
Fund shares sold	154,752
Interest	18,824
Dividends	378,177
Foreign taxes recoverable	40,049
Prepaid expenses	29,021

Total assets	168,958,772

Liabilities:
Payable for:
Securities purchased	2,377,065
Fund shares redeemed	252,337
Management fees	139,897
Custodian fees	14,627
Transfer agent/maintenance fees	16,001
Administration fees	24,285
Professional fees	15,589
12b-l distribution plan fees	36,753
Directors’ fees	1,636
Other	6,120

Total liabilities	2,884,310

Net assets	$166,074,462

Net assets consist of:
Paid in capital	$183,823,527
Accumulated net investment loss	(609,797)
Accumulated net realized loss on sale of investments and foreign currency transactions	(11,922,646)
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(5,216,622)

Net assets	$166,074,462

Class A:
Capital shares outstanding (unlimited number of shares authorized)	10,544,086
Net assets	$131,094,149
Net asset value and redemption price per share	$12.43

Maximum offering price per share (net asset value divided by 94.25%)	$13.19

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,222,557
Net assets	$24,123,991
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.85

Class C:
Capital shares outstanding (unlimited number of shares authorized)	996,026
Net assets	$10,856,322
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.90

* Investments, at cost	$173,356,352
** Cash denominated in a foreign currency, at cost	200,045

Statement of Operations

For the Six Months Ended March 31, 2008

Investment Income:
Dividends (net of foreign withholding tax of $38,449)	$1,551,259
Interest	86,671

Total investment income	1,637,930

Expenses:
Management fees	907,227
Transfer agent/maintenance fees	167,846
Administration fees	140,061
Custodian fees	69,301
Directors’ fees	4,922
Professional fees	21,834
Reports to shareholders	13,652
Registration fees	21,082
Other expenses	6,725
12b-l distribution fees - Class A	176,798
12b-l distribution fees - Class C	60,345

Total expenses	1,589,793
Less:
Earnings credits applied	(19,452)

Net expenses	1,570,341

Net investment income	67,589

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(4,698,936)
Foreign currency transactions	(306,563)

Net realized loss	(5,005,499)

Net unrealized appreciation (depreciation) during the period on:
Investments	(14,102,562)
Translation of assets and liabilities in foreign currencies	13,526

Net unrealized depreciation	(14,089,036)

Net loss	(19,094,535)

Net decrease in net assets resulting from operations	$(19,026,946)

29	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund Global Series

	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (decrease) in net assets from operations:
Net investment income	$67,589	$494,177
Net realized gain (loss) during the period on investments and foreign currency transactions	(5,005,499)	60,286,278
Net unrealized depreciation during the period on investments and translation of assets and liabilities in foreign currencies	(14,089,036)	(28,623,037)

Net increase (decrease) in net assets resulting from operations	(19,026,946)	32,157,418

Distributions to shareholders from:
Net investment income
Class A	(256,486)	—
Class B	(137,988)	—
Net realized gain
Class A	(47,920,010)	(17,339,157)
Class B	(10,546,655)	(3,994,738)
Class C	(4,424,426)	(1,528,583)

Total distributions to shareholders	(63,285,565)	(22,862,478)

Capital share transactions:
Proceeds from sale of shares
Class A	17,593,081	48,735,358
Class B	3,413,408	5,700,956
Class C	2,158,550	2,621,539
Distributions reinvested
Class A	47,766,696	17,194,918
Class B	10,521,767	3,949,911
Class C	4,347,344	1,493,247
Cost of shares redeemed
Class A	(16,441,170)	(47,413,380)
Class B	(5,898,602)	(8,829,233)
Class C	(2,340,459)	(2,513,425)

Net increase from capital share transactions	61,120,615	20,939,891

Net increase (decrease) in net assets	(21,191,896)	30,234,831

Net assets:
Beginning of period	187,266,358	157,031,527

End of period	$166,074,462	$187,266,358

Accumulated net investment loss at end of period	$(609,797)	$(282,912)

Capital share activity:
Shares sold
Class A	1,127,009	2,436,280
Class B	229,135	311,989
Class C	160,337	144,145
Shares reinvested
Class A	3,504,526	922,474
Class B	884,926	231,666
Class C	363,187	86,716
Shares redeemed
Class A	(1,104,748)	(2,406,454)
Class B	(455,440)	(492,573)
Class C	(182,602)	(139,656)

30	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Global Series

Class A	Six Months Ended March 31, 2008[a]	2007[b]	2006	2005	2004[c]	Year Ended , September 30, 2003
Per Share Data
Net asset value, beginning of period	$20.69	$19.65	$17.47	$13.93	$11.68	$9.49

Income (loss) from investment operations:
Net investment income (loss)[d]	0.01	0.06	(0.03)	(0.02)	(0.03)	(0.03)
Net gain (loss) on securities (realized and unrealized)	(1.51)	3.60	2.21	3.56	2.28	2.22

Total from investment operations	(1.50)	3.66	2.18	3.54	2.25	2.19

Less distributions:
Dividends from net investment income	(0.03)	—	—	—	—	—
Distributions from realized gains	(6.73)	(2.62)	—	—	—	—

Total distributions	(6.76)	(2.62)	—	—	—	—

Net asset value, end of period	$12.43	$20.69	$19.65	$17.47	$13.93	$11.68

Total Return[e]	(10.12)%	20.07%	12.48%	25.41%	19.26%	23.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131,094	$145,158	$119,176	127,970	$98,450	$42,711

Ratios to average net assets:
Net investment income (loss)	0.09%	0.29%	(0.17)%	(0.14)%	(0.20)%	(0.26)%
Total expenses[f]	1.74%	1.69%	1.75%	1.73%	1.79%	2.00%
Net expenses[g]	1.72%	1.69%	1.75%	1.73%	1.79%	2.00%
Net expenses prior to custodian earning credits and net of expense waivers	1.74%	1.69%	1.75%	1.73%	1.79%	2.00%
Portfolio turnover rate	257%	162%	28%	31%	25%	62%

Class B	Six Months Ended March 31, 2008[a],h	2007[b],h	2006[h]	2005[h]	2004[c]	Year Ended , September 30, 2003
Per Share Data
Net asset value, beginning of period	$18.96	$18.17	$16.12	$12.93	$10.93	$8.89

Income (loss) from investment operations:
Net investment income (loss)[d]	0.02	0.09	0.02	(0.12)	(0.13)	(0.04)
Net gain (loss) on securities (realized and unrealized)	(1.32)	3.32	2.03	3.31	2.13	2.08

Total from investment operations	(1.30)	3.41	2.05	3.19	2.00	2.04

Less distributions:
Dividends from net investment income	(0.08)	—	—	—	—	—
Distributions from realized gains	(6.73)	(2.62)	—	—	—	—

Total distributions	(6.81)	(2.62)	—	—	—	—

Net asset value, end of period	$10.85	$18.96	$18.17	$16.12	$12.93	$10.93

Total Return[e]	(9.98)%	20.36%	12.72%	24.67%	18.30%	22.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,124	$29,659	$27,494	$28,999	$28,360	$16,461

Ratios to average net assets:
Net investment income (loss)	0.32%	0.50%	0.11%	(0.80)%	(1.00)%	(0.42)%
Total expenses[f]	1.49%	1.44%	1.50%	2.38%	2.54%	2.18%
Net expenses[g]	1.47%	1.44%	1.50%	2.38%	2.54%	2.18%
Net expenses prior to custodian earning credits and net of expense waivers	1.49%	1.44%	1.50%	2.38%	2.54%	2.18%

Portfolio turnover rate	257%	162%	28%	31%	25%	62%

31	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Global Series

Class C	Six Months Ended March 31, 2008[a]	2007[b]	2006	2005	2004[c]	Year Ended , September 30, 2003
Per Share Data
Net asset value, beginning of period	$19.00	$18.37	$16.46	$13.22	$11.17	$9.14

Income (loss) from investment operations:
Net investment loss[d]	(0.05)	(0.09)	(0.15)	(0.13)	(0.13)	(0.09)
Net gain (loss) on securities (realized and unrealized)	(1.32)	3.34	2.06	3.37	2.18	2.12

Total from investment operations	(1.37)	3.25	1.91	3.24	2.05	2.03

Less distributions:
Distributions from realized gains	(6.73)	(2.62)	—	—	—	—

Total distributions	(6.73)	(2.62)	—	—	—	—

Net asset value, end of period	$10.90	$19.00	$18.37	$16.46	$13.22	$11.17

Total Return[e]	(10.40)%	19.14%	11.60%	24.51%	18.35%	22.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,856	$12,449	$10,361	$8,841	$7,557	$5,326

Ratios to average net assets:
Net investment loss	(0.68)%	(0.48)%	(0.87)%	(0.90)%	(1.02)%	(0.96)%
Total expenses[f]	2.49%	2.44%	2.51%	2.48%	2.54%	2.77%
Net expenses[g]	2.47%	2.44%	2.50%	2.48%	2.54%	2.77%
Net expenses prior to custodian earning credits and net of expense waivers	2.49%	2.44%	2.51%	2.48%	2.54%	2.77%

Portfolio turnover rate	257%	162%	28%	31%	25%	62%

[a]	Unaudited figures for the six months ended March 31, 2008. Percentage amounts for the period, except total return, have been annualized.
[b]

Security Global Investors, LLC (SGI) became the sub-advisor of the Global Series effective August 1, 2007. Prior to August 1, 2007, Security Investors (SI) paid Oppenheimer Funds for sub-advisory services.

[c]

The financial highlights for the Global Series exclude the historical financial highlights of the International Series Class A, B and C shares. The assets of the International Series were acquired by the Global Series on October 3, 2003.

[d]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[e]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[f]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[g]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[h]

Effective August 25, 2005, Class B shares ceased charging 12b-l fees in accordance with FINRA (formerly NASD) sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.

32	The accompanying notes are an integral part of the financial statements

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Security Equity Fund

Mid Cap Value Series

Adviser,

Security Global Investors

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of Mid Cap Value Series on March 31, 1998, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

Average Annual Returns

Periods Ended 3-31-08	1 Year	5 Years	10 Years	Since Inception
A Shares	(10.67)%	19.14%	13.26%	—

A Shares with sales charge	(15.80)%	17.74%	12.59%	—

B Shares	(11.32)%	18.25%	12.44%	—

B Shares with CDSC	(14.76)%	18.05%	12.44%	—

C Shares	(11.34)%	18.25%	—	13.46% (1-29-99)

C Shares with CDSC	(12.04)%	18.25%	—	13.46% (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-08

Consumer Discretionary	10.32%
Consumer Staples	7.23
Energy	9.81
Financials	18.29
Health Care	2.21
Industrials	13.59
Information Technology	15.27
Materials	5.18
Utilities	10.52
Convertible Bonds	0.59
Commercial Paper	6.72
Warrants	0.10
U.S. Government Sponsored Agencies	1.03
Liabilities in Excess of Other Assets	(0.86)
Total Net Assets	100.00%

35	The accompanying notes are an integral part of the financial statements

Security Equity Fund
Performance Summary	Mid Cap Value Series
March 31, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008[1]	Expenses Paid During Period[2]
Mid Cap Value Series - Class A
Actual	$1,000.00	$869.00	$6.35
Hypothetical	1,000.00	1,018.20	6.86

Mid Cap Value Series - Class B
Actual	1,000.00	866.10	9.84
Hypothetical	1,000.00	1,014.45	10.63

Mid Cap Value Series - Class C
Actual	1,000.00	865.80	9.84
Hypothetical	1,000.00	1,014.45	10.63

[1]

The actual ending account value is based on the actual total return of the Series for the period October 1, 2007 to March 31, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2007 to March 31, 2008 was (13.10%), (13.39%) and (13.42%), for Class A, B, and C respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.36%, 2.11% and 2.11% for Class A, B, and C shares, respectively) net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

36

Schedule of Investments	Security Equity Fund - Mid Cap Value Series
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 92.3%
Aerospace & Defense - 2.5%
Argon ST, Inc. *	147,900	$2,515,779
Orbital Sciences Corporation *	668,050	16,100,005

		18,615,784

Apparel Retail - 2.9%
Brown Shoe Company, Inc.	542,900	8,181,503
Collective Brands, Inc. *	567,300	6,875,676
Talbots, Inc.	619,300	6,676,054

		21,733,233

Apparel, Accessories & Luxury Goods - 1.7%
Maidenform Brands, Inc. *	468,000	7,614,360
Oxford Industries, Inc.	215,000	4,843,950

		12,458,310

Application Software - 1.5%
EPIQ Systems, Inc. *	579,250	8,989,960
PLATO Learning, Inc. * (1)	887,550	2,600,522

		11,590,482

Auto Parts & Equipment - 0.3%
HydroGen Corporation * (1)(2)	1,260,000	2,394,000

Biotechnology - 0.2%
Combinatorx, Inc. *	337,400	1,160,656

Building Products - 0.3%
Trex Company, Inc. *	250,000	1,970,000

Coal & Consumable Fuels - 3.9%
Arch Coal, Inc. (3)	82,000	3,567,000
Consol Energy, Inc. (3)	194,800	13,478,212
Evergreen Energy, Inc. *	3,660,000	5,636,400
USEC, Inc. *	1,667,100	6,168,270

		28,849,882

Communications Equipment - 2.1%
EFJ, Inc. *	870,000	1,044,000
MasTec, Inc. *	1,100,000	9,031,000
Symmetricom, Inc. *	1,711,700	5,973,833

		16,048,833

Computer Storage & Peripherals - 0.3%
STEC, Inc. *	307,300	1,902,187

Construction & Engineering - 4.0%
Insituform Technologies, Inc. *	423,600	5,858,388
Quanta Services, Inc. *	899,000	20,829,830
URS Corporation *	102,000	3,334,380

		30,022,598

Consumer Finance - 1.3%
First Marblehead Corporation	1,324,500	9,880,770

Data Processing & Outsourced Services - 6.6%
Affiliated Computer Services, Inc.*	495,000	24,804,450
Computer Sciences Corporation *	516,300	21,059,877
Gevity HR, Inc.	396,600	3,434,556

		49,298,883

Diversified Commercial & Professional Services -2.6%
Navigant Consulting, Inc. *	1,020,000	19,359,600

Drug Retail - 1.5%
Longs Drug Stores Corporation	258,400	10,971,664

Electric Utilities - 5.6%
Allete, Inc.	323,800	12,505,156
Empire District Electric Company	185,000	3,746,250
Great Plains Energy, Inc.	608,200	14,992,130
Northeast Utilities (3)	250,500	6,147,270
Westar Energy, Inc.	200,000	4,554,000

		41,944,806

Electrical Components & Equipment - 2.0%
Power-One, Inc. * (1)	4,350,700	13,965,747
UQM Technologies, Inc. *	517,722	874,950

		14,840,697

Electronic Manufacturing Services - 2.0%
Maxwell Technologies, Inc. * (2)	1,325,300	13,504,807
Merix Corporation *	813,450	1,659,438

		15,164,245

Forest Products - 0.7%
Louisiana-Pacific Corporation	590,000	5,416,200

Gas Utilities - 1.1%
Atmos Energy Corporation	335,000	8,542,500

Health Care Equipment - 0.3%
Aspect Medical Systems, Inc. *	338,400	2,064,240

Health Care Facilities - 1.4%
Community Health Systems, Inc. *	309,900	10,403,343

Health Care Services - 0.4%
RehabCare Group, Inc. *	195,200	2,928,000

Highways & Railtracks - 0.5%
Quixote Corporation (1)(2)	479,100	4,000,485

Home Furnishings - 1.7%
Leggett & Platt, Inc.	827,400	12,617,850

Household Appliances - 1.9%
Whirlpool Corporation (3)	164,300	14,257,954

Industrial Machinery - 1.4%
Briggs & Stratton Corporation	568,700	10,179,730

37	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Equity Fund - Mid Cap Value Series
March 31, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Metal & Glass Containers - 0.1%
Owens-Illinois, Inc. *	10,440	$589,129

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. * (1)(2)	1,474,400	398,088

Multi-Line Insurance - 1.5%
American Financial Group, Inc. (3)	443,700	11,340,972

Multi-Utilities - 3.8%
NorthWestern Corporation	359,700	8,765,889
SCANA Corporation	400,000	14,632,000
TECO Energy, Inc.	300,000	4,785,000

		28,182,889

Oil & Gas Drilling - 3.1%
Helmerich & Payne, Inc.	491,500	23,036,605

Oil & Gas Exploration & Production - 2.4%
Edge Petroleum Corporation *	89,700	361,491
Gulfport Energy Corporation *	395,900	4,196,540
Newfield Exploration Company *	260,000	13,741,000

		18,299,031

Oil & Gas Refining & Marketing - 0.4%
Nova Biosource Fuels, Inc. *	2,071,100	3,127,361

Packaged Foods & Meats - 5.8%
Hormel Foods Corporation (3)	399,500	16,643,170
JM Smucker Company	305,000	15,436,050
Smithfield Foods, Inc. *	425,900	10,971,184

		43,050,404

Paper Packaging - 3.7%
Bemis Company, Inc.	620,000	15,766,600
Sonoco Products Company	410,000	11,738,300

		27,504,900

Paper Products - 0.3%
Schweitzer-Mauduit International, Inc.	91,400	2,114,996

Property & Casualty Insurance - 5.3%
Alleghany Corporation *	28,760	9,821,464
Employers Holdings, Inc.	271,100	5,026,194
Hanover Insurance Group, Inc.	212,000	8,721,680
MBIA, Inc.	429,800	5,252,156
United America Indemnity, Ltd. *	154,500	2,975,670
W.R. Berkley Corporation	282,500	7,822,425

		39,619,589

Railroads - 0.2%
Kansas City Southern *	42,300	1,696,653

Regional Banks - 7.8%
Commerce Bancshares, Inc.	357,000	15,004,710
Hancock Holding Company	241,800	10,160,436
Old National Bancorp	316,000	5,688,000
Whitney Holding Corporation (3)	527,700	13,081,683
Wilmington Trust Corporation	462,000	14,368,200

		58,303,029

Restaurants - 0.7%
Red Robin Gourmet Burgers, Inc. *	137,100	5,150,847

Semiconductor Equipment - 0.6%
Ultratech, Inc. *	476,200	4,576,282

Semiconductors - 2.1%
IXYS Corporation * (1)(2)	2,279,300	15,567,619

Specialized Consumer Services - 1.1%
Regis Corporation (3)	309,200	8,499,908

Specially Chemicals - 0 .4%
Minerals Technologies, Inc.	49,300	3,096,040

Thrifts & Mortgage Finance - 2.3%
Clayton Holdings, Inc. * (1)(2)	1,490,200	6,914,528
MGIC Investment Corporation	975,000	10,266,750

		17,181,278

TOTAL COMMON STOCK (Cost $783,038,932)		$689,952,552

PREFERRED STOCK - 0.1%
Environmental & Facilities Services - 0.1%
ThermoEnergy Corporation
PIPE * (1)(2)(4)(5)	1,745,000	889,950

TOTAL PREFERRED STOCK (Cost $1,646,500)		$889,950

WARRANTS - 0.1%
Warrants - 0.1%
Lime Energy Company
$ 1.00, 3/19/2009	4,217	28,957
Nova Biosource Fuels, Inc.
$ 2.40, 7/5/2011	677,450	587,176
ThermoEnergy Corporation
$ 0.75, 7/14/2008 (1)(2)(4)	1,745,000	146,023

		762,156

TOTAL WARRANTS (Cost $1,561,837)		$762,156

	Principal Amount
CONVERTIBLE BOND - 0.6%
Petroleum - 0.6%
USEC, Inc.
3.00%, 2014	$7,600,000	$4,417,500

TOTAL CONVERTIBLE BOND (Cost $7,600,000)		$4,417,500

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.1%
Federal Home Loan Bank
1.95% - 2008	3,700,000	3,696,506

38	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Equity Fund - Mid Cap Value Series
March 31, 2008 (Unaudited) - continued

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (continued)
Federal Home Loan Bank (continued)
2.00% - 2008	$4,000,000	$3,996,444

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $7,692,950)		$7,692,950

COMMERCIAL PAPER - 6.7%
Banking - 1.1%
UBS Finance (DE) LLC
2.40%, 4/10/2008	3,100,000	3,098,140
2.60%, 4/23/2008	1,200,000	1,198,093
Wells Fargo & Company, Inc.
2.39%, 4/2/2008	4,000,000	3,999,735

		8,295,968

Brokerage - 1.6%
Goldman Sachs Group, Inc.
2.40%, 4/3/2008	4,000,000	3,999,467
JP Morgan Chase & Company
2.14%, 4/7/2008	1,600,000	1,599,429
2.14%, 4/8/2008	4,000,000	3,998,336
2.30%, 4/30/2008	2,500,000	2,495,368

		12,092,600

Consumer Products - 0.5%
Procter & Gamble International Funding
2.20%, 4/25/2008	3,700,000	3,694,573

Electric - 0.5%
Southern Company
2.25%, 4/16/2008	4,000,000	3,996,250

Financial Companies - Captive - 1.4%
Caterpillar Financial Services Corporation
2.21%, 4/15/2008	2,600,000	2,597,765
General Electric Capital Corporation
2.25%, 4/14/2008	4,000,000	3,996,750
International Lease Finance Company
2.55%, 4/1/2008	4,200,000	4,200,000

		10,794,515

Non U.S. Banking - 1.1%
Bank of Ireland
3.00%, 4/4/2008	4,000,000	3,999,000
Royal Bank of Canada
2.61%, 4/28/2008	4,000,000	3,992,170

		7,991,170

Pharmaceuticals - 0.5%
Abbott Laboratories
2.15%, 4/9/2008	3,400,000	$3,398,376

TOTAL COMMERCIAL PAPER (Cost $50,263,452)		$50,263,452

Total Investments (Security Equity Fund - Mid Cap Value Series) (Cost $851,803,671) - 100.9%		$753,978,560
Liabilities in Excess of Other Assets - (0.9)%		(6,500,353)

TOTAL NET ASSETS - 100.0%		$747,478,207

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $851,803,671.

*	- Non-income producing security
1	- Security is deemed illiquid. The total market value of illiquid securities is $46,876,962 (cost $92,167,147), or 6.3% of total net assets.
2	- Investment in an affiliated issuer. See Note 8 in notes to financial statements.
3	- Security is segregated as collateral for open written option contracts.
4	- Security is restricted from resale. See Note 6 in notes to financial statements.
5	- PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

See notes to financial statements.

39	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Mid Cap Value Series

(unaudited)

Statement of Assets and Liabilities

March 31, 2008

Assets:
Investments in unaffiliated issues, at value*	$710,163,060
Investments in affiliated issues, at value**	43,815,500

Total investments	753,978,560
Cash	163,030
Receivables:
Fund shares sold	2,134,249
Securities sold	994,744
Interest	115,900
Dividends	783,786
Prepaid expenses	66,141

Total assets	758,236,410

Liabilities:
Payable for:
Securities purchased	6,082,200
Fund shares redeemed	1,695,678
Written options, at value (premiums received, $1,908,851)	1,959,550
Management fees	517,791
Custodian fees	18,900
Transfer agent/maintenance fees	74,058
Administration fees	60,822
Professional fees	30,920
12b-1 distribution plan fees	285,203
Directors’ fees	5,627
Other	27,454

Total liabilities	10,758,203

Net assets	$747,478,207

Net assets consist of:
Paid in capital	$784,772,924
Undistributed net investment income	269,473
Undistributed net realized gain on sale of investments	60,311,621
Net unrealized depreciation in value of investments	(97,875,811)

Net assets	$747,478,207

Class A:
Capital shares outstanding (unlimited number of shares authorized)	19,500,829
Net assets	$550,171,804
Net asset value and redemption price per share	$28.21

Maximum offering price per share (net asset value divided by 94.25%)	$29.93

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,972,837
Net assets	$73,592,457
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge) .	$24.75

Class C:
Capital shares outstanding (unlimited number of shares authorized)	4,868,305
Net assets	$123,713,946
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$25.41

* Investments in unaffiliated issues, at cost	$774,934,747
** Investments in affiliated issues, at cost	76,868,924

Total cost	$851,803,671

Statement of Operations

For the Six Months Ended March 31, 2008

Investment Income:
Dividends from securities of unaffiliated issuers	$8,013,689
Dividends from securities of affiliated issuers	95,820
Interest	742,998

Total investment income	8,852,507

Expenses:
Management fees	3,404,421
Transfer agent/maintenance fees	677,237
Administration fees	400,449
Custodian fees	31,274
Directors’ fees	18,458
Professional fees	31,315
Reports to shareholders	26,461
Registration fees	39,697
Other expenses	32,383
12b-1 distribution fees - Class A	751,865
12b-1 distribution fees - Class B	445,785
12b-1 distribution fees - Class C	752,191

Total expenses	6,611,536

Net investment income	2,240,971

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	83,203,400
Options written	2,236,246

Net realized gain	85,439,646

Net unrealized appreciation (depreciation) during the period on:
Investments	(211,925,611)
Options written	4,799,948

Net unrealized depreciation	(207,125,663)

Net loss	(121,686,017)

Net decrease in net assets resulting from operations	$(119,445,046)

40	The accompanying notes are an integral part of the financial statements

Security Equity Fund
Statement of Changes in Net Assets	Mid Cap Value Series

	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (decrease) in net assets from operations:
Net investment income	$2,240,971	$3,825,424
Net realized gain during the period on investments	85,439,646	154,819,641
Net unrealized depreciation during the period on investments	(207,125,663)	(47,559,940)

Net increase (decrease) in net assets resulting from operations	(119,445,046)	111,085,125

Distributions to shareholders from:
Net investment income
Class A	(2,202,930)	(3,593,992)
Net realized gain
Class A	(121,470,192)	(32,960,688)
Class B	(20,681,860)	(6,506,572)
Class C	(34,476,081)	(9,330,424)

Total distributions to shareholders	(178,831,063)	(52,391,676)

Capital share transactions:
Proceeds from sale of shares
Class A	132,702,158	245,384,311
Class B	3,053,321	14,976,325
Class C	8,382,781	39,616,310
Distributions reinvested
Class A	112,053,976	32,588,871
Class B	19,668,020	6,199,597
Class C	32,802,694	8,812,100
Cost of shares redeemed
Class A	(173,886,732)	(228,752,745)
Class B	(21,641,068)	(30,375,678)
Class C	(37,789,684)	(34,170,836)

Net increase from capital share transactions	75,345,466	54,278,255

Net increase (decrease) in net assets	(222,930,643)	112,971,704

Net assets:
Beginning of period	970,408,850	857,437,146

End of period	$747,478,207	$970,408,850

Accumulated net investment income at end of period	$269,473	$231,432

Capital share activity:
Shares sold
Class A	4,219,402	6,118,943
Class B	100,776	409,793
Class C	268,258	1,071,179
Shares reinvested
Class A	3,657,112	840,418
Class B	730,070	176,275
Class C	1,185,925	245,462
Shares redeemed
Class A	(5,231,731)	(5,679,660)
Class B	(745,120)	(828,980)
Class C	(1,294,346)	(914,344)

41	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Mid Cap Value Series

Class A	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$40.79	$38.27	$36.34	$30.45	$24.48	$16.90
Income (loss) from investment operations:
Net investment income (loss)[b]	0.13	0.25	0.04	0.01	(0.09)	(0.07)
Net gain (loss) on securities (realized and unrealized)	(4.85)	4.59	3.96	8.16	6.32	7.65

Total from investment operations	(4.72)	4.84	4.00	8.17	6.23	7.58

Less distributions:
Dividends from net investment income	(0.14)	(0.23)	—	—	—	—
Distributions from realized gains	(7.72)	(2.09)	(2.07)	(2.28)	(0.26)	—

Total distributions	(7.86)	(2.32)	(2.07)	(2.28)	(0.26)	—

Net asset value, end of period	$28.21	$40.79	$38.27	$36.34	$30.45	$24.48

Total Return[c]	(13.10)%	12.96%	11.44%	27.77%	25.59%	44.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$550,172	$687,484	$596,074	$373,031	$215,659	$113,822

Ratios to average net assets:
Net investment income (loss)	0.75%	0.61%	0.10%	0.04%	(0.31)%	(0.33)%
Total expenses[d]	1.36%	1.32%	1.36%	1.41%	1.48%	1.65%
Net expenses[e]	1.36%	1.32%	1.36%	1.41%	1.48%	1.65%
Net expenses prior to custodian earning credits and net of expense waivers	1.36%	1.32%	1.36%	1.41%	1.48%	1.65%

Portfolio turnover rate	49%	44%	33%	19%	45%	52%

Class B	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$36.78	$34.76	$33.43	$28.37	$22.99	$15.99

Income (loss) from investment operations:
Net investment loss[b]	—	(0.04)	(0.23)	(0.22)	(0.28)	(0.20)
Net gain (loss) on securities (realized and unrealized)	(4.31)	4.15	3.63	7.56	5.92	7.20

Total from investment operations	(4.31)	4.11	3.40	7.34	5.64	7.00

Less distributions:
Distributions from realized gains	(7.72)	(2.09)	(2.07)	(2.28)	(0.26)	—

Total distributions	(7.72)	(2.09)	(2.07)	(2.28)	(0.26)	—

Net asset value, end of period	$24.75	$36.78	$34.76	$33.43	$28.37	$22.99

Total Return[c]	(13.39)%	12.10%	10.60%	26.83%	24.67%	43.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,592	$106,179	$108,784	$97,664	$74,650	$53,947

Ratios to average net assets:
Net investment loss	(0.01)%	(0.10)%	(0.68)%	(0.72)%	(1.07)%	(1.08)%
Total expenses[d]	2.11%	2.07%	2.11%	2.16%	2.23%	2.40%
Net expenses[e]	2.11%	2.07%	2.11%	2.16%	2.23%	2.40%
Net expenses prior to custodian earning credits and net of expense waivers	2.11%	2.07%	2.11%	2.16%	2.23%	2.40%

Portfolio turnover rate	49%	44%	33%	19%	45%	52%

42	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Mid Cap Value Series

Class C	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$37.54	$35.43	$34.03	$28.85	$23.37	$16.26

Income (loss) from investment operations:
Net investment loss[b]	—	(0.05)	(0.22)	(0.21)	(0.29)	(0.21)
Net gain (loss) on securities (realized and unrealized)	(4.41)	4.25	3.69	7.67	6.03	7.32

Total from investment operations	(4.41)	4.20	3.47	7.46	5.74	7.11

Less distributions:
Distributions from realized gains	(7.72)	(2.09)	(2.07)	(2.28)	(0.26)	—

Total distributions	(7.72)	(2.09)	(2.07)	(2.28)	(0.26)	—

Net asset value, end of period	$25.41	$37.54	$35.43	$34.03	$28.85	$23.37

Total Return[c]	(13.42)%	12.13%	10.62%	26.80%	24.70%	43.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$123,714	$176,746	$152,579	$93,887	$54,133	$32,999

Ratios to average net assets:
Net investment loss	(0.01)%	(0.12)%	(0.65)%	(0.71)%	(1.06)%	(1.08)%
Total expenses[d]	2.11%	2.07%	2.11%	2.16%	2.23%	2.40%
Net expenses[e]	2.11%	2.07%	2.11%	2.16%	2.23%	2.40%
Net expenses prior to custodian earning credits and net of expense waivers	2.11%	2.07%	2.11%	2.16%	2.23%	2.40%

Portfolio turnover rate	49%	44%	33%	19%	45%	52%

[a]	Unaudited figures for the six months ended March 31, 2008. Percentage amounts for the period, except total return, have been annualized.
[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[c]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

43	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Select 25 Series

Adviser,

Security Global Investors

Security Equity Fund
Performance Summary	Select 25 Series
March 31, 2008	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Select 25 Series on January 29, 1999 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends are reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Growth Index is an unmanaged capitalization-weighted index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns
Periods Ended 3-31-08	1 Year	5 Years	Since Inception
A Shares	(10.20)%	6.64%	(1.10)	% (1-29-99)

A Shares with sales charge	(15.34)%	5.38%	(1.74)	% (1-29-99)

B Shares	(10.84)%	5.85%	(1.73)	% (1-29-99)

B Shares with CDSC	(14.88)%	5.53%	(1.73)	% (1-29-99)

C Shares	(10.80)%	5.86%	(1.78)	% (1-29-99)

C Shares with CDSC	(11.61)%	5.86%	(1.78)	% (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-08
Consumer Discretionary	11.92%
Consumer Staples	7.89
Energy	6.49
Financials	6.43
Health Care	14.49
Industrials	14.24
Information Technology	23.98
Materials	10.56
Repurchase Agreement	2.36
Other Assets in Excess of Liabilities	1.64
Total Net Assets	100.00%

45	The accompanying notes are an integral part of the financial statements

Performance Summary	Security Equity Fund Select 25 Series
March 31, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008[1]	Expenses Paid During Period[2]
Select 25 Series - Class A
Actual	$1,000.00	$847.41	$6.24
Hypothetical	1,000.00	1,018.25	6.81

Select 25 Series - Class B
Actual	1,000.00	844.38	9.68
Hypothetical	1,000.00	1,014.50	10.58

Select 25 Series - Class C
Actual	1,000.00	844.87	9.69
Hypothetical	1,000.00	1,014.50	10.58

[1]

The actual ending account value is based on the actual total return of the Series for the period October 1, 2007 to March 31, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2007 to March 31, 2008 was (15.26%), (15.56%) and (15.51%), for Class A, B, and C respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.35%, 2.10% and 2.10% for Class A, B, and C shares, respectively) net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Schedule of Investments	Security Equity Fund - Select 25 Series
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 96.0%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	18,290	$1,031,922
Precision Castparts Corporation	9,725	992,728

		2,024,650

Asset Management & Custody Banks - 2.4%
Bank of New York Mellon Corporation	28,200	1,176,786

Biotechnology - 8.7%
Celgene Corporation *	32,045	1,964,038
Gilead Sciences, Inc. *	45,070	2,322,457

		4,286,495

Casinos & Gaming - 2.8%
Las Vegas Sands Corporation *	18,895	1,391,428

Communications Equipment - 8.1%
Cisco Systems, Inc. *	81,800	1,970,562
Corning, Inc.	84,490	2,031,140

		4,001,702

Computer Hardware - 7.0%
Apple, Inc. *	10,710	1,536,885
Hewlett-Packard Company	42,210	1,927,308

		3,464,193

Construction & Farm Machinery & Heavy Trucks - 4.0%
Deere & Company	24,395	1,962,334

Department Stores - 2.2%
JC Penney Company, Inc.	29,195	1,100,943

Diversified Banks - 2.1%
Wells Fargo & Company	35,590	1,035,669

Drug Retail - 4.7%
CVS Caremark Corporation	56,800	2,300,968

Electrical Components & Equipment - 3.2%
Emerson Electric Company	30,350	1,561,811

Fertilizers & Agricultural Chemicals - 7.6%
Monsanto Company	16,300	1,817,450
Mosaic Company *	18,895	1,938,627

		3,756,077

Health Care Equipment - 3.0%
St. Jude Medical, Inc. *	34,455	1,488,111

Industrial Conglomerates - 3.0%
General Electric Company	39,890	1,476,329

Industrial Gases - 2.9%
Air Products & Chemicals, Inc.	15,795	1,453,140

Internet Software & Services - 2.7%
Google, Inc. *	3,010	1,325,815

Movies & Entertainment - 2.8%
Walt Disney Company	43,900	1,377,582

Oil & Gas Drilling - 3.3%
Transocean, Inc.	12,000	1,622,400

Oil & Gas Exploration & Production - 3.2%
Apache Corporation	13,085	1,580,930

Pharmaceuticals - 2.8%
Merck & Company, Inc.	36,300	1,377,585

Restaurants - 4.1%
McDonald’s Corporation	36,060	2,011,066

Semiconductor Equipment - 2.8%
MEMC Electronic Materials, Inc. *	19,400	1,375,460

Soft Drinks - 3.2%
PepsiCo, Inc.	22,100	1,595,620

Specialized Finance - 1.9%
CME Group, Inc.	2,045	959,309

Systems Software - 3.4%
Oracle Corporation *	85,110	1,664,752

TOTAL COMMON STOCK (Cost $46,565,265)		$47,371,155

	Principal Amount
REPURCHASE AGREEMENT - 2.4%
United Missouri Bank, 1.99%, dated 3/31/08, matures 4/01/08; repurchase amount $1,167,065 (Collateralized by FNSM, 6.50%, 10/01/37 with a value of $1,191,138)	$1,167,000	$1,167,000

TOTAL REPURCHASE AGREEMENT (Cost $1,167,000)		$1,167,000

Total Investments (Security Equity Fund - Select 25 Series) (Cost $47,732,265) - 98.4%		$48,538,155
Other Assets in Excess of Liabilities - 1.6%		809,031

TOTAL NET ASSETS - 100.0%		$49,347,186

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $47,826,790.

*	- Non-income producing security

See notes to financial statements.

47	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Select 25 Series

(unaudited)

Statement of Assets and Liabilities

March 31, 2008

Assets:
Investments, at value*	$48,538,155
Cash	806

Receivables:
Fund shares sold	46,538
Securities sold	1,880,600
Dividends	46,596
Security Investors	10,196
Prepaid expenses	21,935

Total assets	50,544,826

Liabilities:
Payable for:
Securities purchased	1,011,560
Fund shares redeemed	105,136
Management fees	31,747
Custodian fees	1,200
Transfer agent/maintenance fees	12,396
Administration fees	4,321
Professional fees	5,885
12b-1 distribution plan fees	22,046
Directors’ fees	441
Other	2,908

Total liabilities	1,197,640

Net assets	$49,347,186

Net assets consist of:
Paid in capital	$61,787,393
Accumulated net investment loss	(91,376)
Accumulated net realized loss on sale of investments	(13,154,721)
Net unrealized appreciation in value of investments	805,890

Net assets	$49,347,186

Class A:
Capital shares outstanding (unlimited number of shares authorized)	3,844,964
Net assets	$31,649,827
Net asset value and redemption price per share	$8.23

Maximum offering price per share (net asset value divided by 94.25%)	$8.73

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,336,241
Net assets	$10,224,607
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.65

Class C:
Capital shares outstanding (unlimited number of shares authorized)	973,143
Net assets	$7,472,752
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.68

* Investments, at cost	$47,732,265

Statement of Operations

For the Six Months Ended March 31, 2008

Investment Income:
Dividends	$271,186
Interest	53,423

Total investment income	324,609

Expenses:
Management fees	189,949
Transfer agent/maintenance fees	127,381
Administration fees	24,512
Custodian fees	1,204
Directors’ fees	904
Professional fees	3,555
Reports to shareholders	1,684
Registration fees	17,423
Other expenses	2,608
12b-1 distribution fees - Class A	38,436
12b-1 distribution fees - Class B	52,104
12b-1 distribution fees - Class C	47,419

Total expenses	507,179
Less:
Reimbursement of expenses - Class A	(56,160)
Reimbursement of expenses - Class B	(18,929)
Reimbursement of expenses - Class C	(16,105)

Net expenses	415,985

Net investment loss	(91,376)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(4,483,292)

Net realized loss	(4,483,292)

Net unrealized appreciation (depreciation) during the period on:
Investments	(3,998,546)

Net unrealized depreciation	(3,998,546)

Net loss	(8,481,838)

Net decrease in net assets resulting from operations	$(8,573,214)

48	The accompanying notes are an integral part of the financial statements

Security Equity Fund
Statement of Changes in Net Assets	Select 25 Series

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
	(unaudited)
Increase (decrease) in net assets from operations:
Net investment loss	$(91,376)	$(257,870)
Net realized gain (loss) during the period on investments	(4,483,292)	7,853,362
Net unrealized depreciation during the period on investments	(3,998,546)	(3,244,239)

Net increase (decrease) in net assets resulting from operations	(8,573,214)	4,351,253

Distributions to shareholders from:
Net realized gain
Class A	(2,418,632)	—
Class B	(850,835)	—
Class C	(907,367)	—

Total distributions to shareholders	(4,176,834)	—

Capital share transactions:
Proceeds from sale of shares
Class A	11,409,910	10,493,477
Class B	4,003,560	1,517,578
Class C	649,398	1,462,460
Distributions reinvested
Class A	2,377,172	—
Class B	845,322	—
Class C	902,367	—
Cost of shares redeemed
Class A	(4,978,730)	(12,657,596)
Class B	(2,855,438)	(7,738,929)
Class C	(2,743,481)	(3,869,582)

Net increase (decrease) from capital share transactions	9,610,080	(10,792,592)

Net decrease in net assets	(3,139,968)	(6,441,339)

Net assets:
Beginning of period	52,487,154	58,928,493

End of period	$49,347,186	$52,487,154

Accumulated net investment loss at end of period	$(91,376)	$—

Capital share activity:
Shares sold
Class A	1,284,670	1,014,621
Class B	485,501	155,252
Class C	75,305	148,937
Shares reinvested
Class A	269,521	—
Class B	102,962	—
Class C	109,511	—
Shares redeemed
Class A	(558,448)	(1,216,006)
Class B	(337,658)	(792,758)
Class C	(331,200)	(394,683)

49	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Select 25 Series

Class A	Six Months Ended March 31, 2008[a]	2007	2006[b]	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$10.66	$9.86	$9.36	$7.81	$7.27	$6.52

Income (loss) from investment operations:
Net investment loss[c]	—	(0.01)	(0.06)	(0.07)	(0.06)	(0.05)
Net gain (loss) on securities (realized and unrealized)	(1.57)	0.81	0.56	1.62	0.60	0.80

Total from investment operations	(1.57)	0.80	0.50	1.55	0.54	0.75

Less distributions:
Distributions from realized gains	(0.86)	—	—	—	—	—

Total distributions	(0.86)	—	—	—	—	—

Net asset value, end of period	$8.23	$10.66	$9.86	$9.36	$7.81	$7.27

Total Return[d]	(15.26)%	8.11%	5.34%	19.85%	7.43%	11.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,650	$30,375	$30,078	$8,912	$9,228	$10,396

Ratios to average net assets:
Net investment loss	(0.07)%	(0.10)%	(0.68)%	(0.79)%	(0.75)%	(0.70)%
Total expenses[e]	1.71%	1.57%	1.76%	1.67%	1.56%	1.63%
Net expenses[f]	1.35%	1.40%	1.76%	1.67%	1.56%	1.63%
Net expenses prior to custodian earning credits and net of expense waivers	1.35%	1.40%	1.76%	1.67%	1.56%	1.63%

Portfolio turnover rate	238%	21%	39%	13%	44%	54%

Class B	Six Months Ended March 31, 2008[a]	2007	2006[b]	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$10.01	$9.33	$8.92	$7.50	$7.04	$6.36

Income (loss) from investment operations:
Net investment loss[c]	(0.03)	(0.09)	(0.13)	(0.13)	(0.11)	(0.10)
Net gain (loss) on securities (realized and unrealized)	(1.47)	0.77	0.54	1.55	0.57	0.78

Total from investment operations	(1.50)	0.68	0.41	1.42	0.46	0.68

Less distributions:
Distributions from realized gains	(0.86)	—	—	—	—	—

Total distributions	(0.86)	—	—	—	—	—

Net asset value, end of period	$7.65	$10.01	$9.33	$8.92	$7.50	$7.04

Total Return[d]	(15.56)%	7.29%	4.60%	18.93%	6.53%	10.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,225	$10,868	$16,073	$7,000	$7,333	$8,203

Ratios to average net assets:
Net investment loss	(0.82)%	(0.88)%	(1.46)%	(1.54)%	(1.50)%	(1.45)%
Total expenses[e]	2.46%	2.32%	2.53%	2.42%	2.31%	2.38%
Net expenses[f]	2.10%	2.15%	2.53%	2.42%	2.31%	2.38%
Net expenses prior to custodian earning credits and net of expense waivers	2.10%	2.15%	2.53%	2.42%	2.31%	2.38%

Portfolio turnover rate	238%	21%	39%	13%	44%	54%

50	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Select 25 Series

Class C	Six Months Ended March 31, 2008[a]	2007	2006[b]	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$10.04	$9.36	$8.94	$7.52	$7.06	$6.38

Income (loss) from investment operations:
Net investment loss[c]	(0.03)	(0.08)	(0.13)	(0.13)	(0.11)	(0.10)
Net gain (loss) on securities (realized and unrealized)	(1.47)	0.76	0.55	1.55	0.57	0.78

Total from investment operations	(1.50)	0.68	0.42	1.42	0.46	0.68

Less distributions:
Distributions from realized gains	(0.86)	—	—	—	—	—

Total distributions	(0.86)	—	—	—	—	—

Net asset value, end of period	$7.68	$10.04	$9.36	$8.94	$7.52	$7.06

Total Return[d]	(15.51)%	7.26%	4.70%	18.88%	6.52%	10.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,473	$11,245	$12,777	$5,029	$5,866	$6,225

Ratios to average net assets:
Net investment loss	(0.79)%	(0.86)%	(1.44)%	(1.54)%	(1.50)%	(1.44)%
Total expenses[e]	2.44%	2.32%	2.52%	2.42%	2.31%	2.37%
Net expenses[f]	2.10%	2.15%	2.52%	2.42%	2.31%	2.37%
Net expenses prior to custodian earning credits and net of expense waivers	2.10%	2.15%	2.52%	2.42%	2.31%	2.37%

Portfolio turnover rate	238%	21%	39%	13%	44%	54%

[a]	Unaudited figures for the six months ended March 31, 2008. Percentage amounts for the period, except total return, have been annualized.
[b]

The financial highlights for the Select 25 Series exclude the historical financial highlights of the Enhanced Index Series, Class A, B and C shares, the Large Cap Growth Series, Class A, B and C shares and the Social Awareness Series, Class A, B and C shares. A total of $29,412,366 was excluded from purchases in the portfolio turnover calculation. This was the cost of the securities Select 25 received as a result of the merger. The assets of the Enhanced Index, Large Cap Growth and Social Awareness Series’ were acquired by the Select 25 Series on June 16, 2006.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

51	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Small Cap Growth Series

Subadviser,

RS Investments

52

Security Equity Fund
Performance Summary	Small Cap Growth Series
March 31, 2008	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of Small Cap Growth Series on March 31, 1998, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 3-31-08	1 Year	5 Years	10 Years	Since Inception
A Shares	(16.40)%	12.51%	3.92%	—
A Shares with sales charge	(21.22)%	11.18%	3.30%	—
B Shares	(17.06)%	11.67%	3.16%	—
B Shares with CDSC	(20.87)%	11.42%	3.16%	—
C Shares	(17.07)%	11.67%	—	3.01% (1-29-99)
C Shares with CDSC	(17.83)%	11.67%	—	3.01% (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-08

Consumer Discretionary	13.19%
Consumer Staples	1.85
Energy	6.46
Financials	7.12
Health Care	25.02
Industrials	14.99
Information Technology	16.89
Telecommunication Services	2.77
Repurchase Agreement	12.81
Liabilities in Excess of Other Assets	(1.10)
Total Net Assets	100.00%

53	The accompanying notes are an integral part of the financial statements

Security Equity Fund
Performance Summary	Small Cap Growth Series
March 31, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008[1]	Expenses Paid During Period[2]
Small Cap Growth
Series - Class A
Actual	$1,000.00	$765.65	$8.39
Hypothetical	1,000.00	1,015.50	9.57

Small Cap Growth
Series - Class B
Actual	1,000.00	762.69	12.12
Hypothetical	1,000.00	1,011.25	13.83

Small Cap Growth
Series - Class C
Actual	1,000.00	762.91	12.21
Hypothetical	1,000.00	1,011.15	13.93

[1]

The actual ending account value is based on the actual total return of the Series for the period October 1, 2007 to March 31, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2007 to March 31, 2008 was (23.43%), (23.73%) and (23.71%), for Class A, B, and C respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.90%, 2.75% and 2.77% for Class A, B, and C shares, respectively) net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

54

Schedule of Investments	Security Equity Fund - Small Cap Growth Series
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 88.3%
Aerospace & Defense - 5.2%
BE Aerospace, Inc. *	9,720	$339,714
Heico Corporation	7,580	369,525
Ladish Company, Inc. *	5,550	199,800
Orbital Sciences Corporation *	10,580	254,978

		1,164,017

Agricultural Products - 0.7%
Darling International, Inc. *	12,790	165,631

Airlines - 1.3%
Allegiant Travel Company *	11,240	296,961

Alternative Carriers - 1.0%
Premiere Global Services, Inc. *	15,090	216,391

Apparel Retail - 2.1%
Aeropostale, Inc. *	7,890	213,898
Jos A. Bank Clothiers, Inc. *	11,956	245,098

		458,996

Apparel, Accessories & Luxury Goods - 1.6%
FGX International Holdings, Ltd. *	29,950	358,202

Application Software - 4.1%
Advent Software, Inc. *	5,690	242,508
Concur Technologies, Inc. *	3,400	105,570
Nuance Communications, Inc. *	18,020	313,728
PROS Holdings, Inc. *	20,650	259,157

		920,963

Asset Management & Custody Banks - 1.0%
Affiliated Managers Group, Inc. *	2,390	216,869

Auto Parts & Equipment - 0.5%
Amerigon, Inc. *	7,380	109,224

Biotechnology - 2.0%
Lifecell Corporation *	6,140	258,064
Myriad Genetics, Inc. *	4,530	182,514

		440,578

Broadcasting & Cable TV - 1.3%
DG FastChannel, Inc. *	14,850	284,823

Casinos & Gaming - 1.9%
Scientific Games Corporation *	19,700	415,867

Commercial Printing - 1.3%
Innerworkings, Inc. *	21,210	297,576

Consumer Finance - 1.1%
Cardtronics, Inc. *	35,582	248,007

Data Processing & Outsourced Services - 1.5%
Cybersource Corporation *	22,930	335,007

Diversified Commercial & Professional Services - 2.0%
GeoEye, Inc. *	4,230	109,938
TeleTech Holdings, Inc. *	15,090	338,921

		448,859

Education Services - 2.4%
American Public Education, Inc. *	7,088	215,263
DeVry, Inc.	7,680	321,331

		536,594

Environmental & Facilities Services - 2.7%
Rollins, Inc.	20,105	355,657
Team, Inc. *	8,620	235,326

		590,983

Footwear - 0.8%
Iconix Brand Group, Inc. *	10,110	175,408

Health Care Equipment - 7.3%
LeMaitre Vascular, Inc. *	70,050	227,662
Micrus Endovascular Corporation *	9,060	111,982
Natus Medical, Inc. *	11,730	212,900
NuVasive, Inc. *	8,540	294,715
Spectranetics Corporation *	47,260	395,094
Vnus Medical Technologies, Inc. *	6,290	114,415
Zoll Medical Corporation *	9,800	260,582

		1,617,350

Health Care Facilities - 3.5%
NovaMed, Inc. *	40,560	153,722
Psychiatric Solutions, Inc. *	11,570	392,454
RadNet, Inc. *	33,090	232,954

		779,130

Health Care Services - 5.4%
Amedisys, Inc. *	6,550	257,677
Healthways, Inc. *	6,070	214,514
HMS Holdings Corporation *	5,580	159,309
IPC The Hospitalist Company, Inc.*	12,257	242,443
Pediatrix Medical Group, Inc. *	5,010	337,674

		1,211,617

Health Care Technology - 2.3%
Phase Forward, Inc. *	10,660	182,073
Trizetto Group *	19,120	319,113

		501,186

Industrial Machinery - 2.4%
Dynamic Materials Corporation	6,390	276,048
Valmont Industries, Inc.	3,010	264,549

		540,597

Insurance Brokers - 1.2%
eHealth, Inc. *	11,960	263,957

55	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Equity Fund - Small Cap Growth Series
March 31, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Integrated Telecommunication Services - 0.6%
Cbeyond, Inc. *	6,930	$130,215

Internet Retail - 0.6%
Shutterfly, Inc. *	8,840	131,451

Internet Software & Services - 9.9%
Digital River, Inc. *	7,250	224,533
Equinix, Inc. *	2,535	168,552
Internet Brands, Inc. *	39,460	290,820
j2 Global Communications, Inc. *	18,610	415,375
NaviSite, Inc. *	58,640	129,594
NIC, Inc.	40,940	291,084
TheStreet.com, Inc.	31,260	252,581
Valueclick, Inc. *	16,040	276,690
Website Pros, Inc. *	16,310	160,327

		2,209,556

Investment Banking & Brokerage - 1.6%
Investment Technology Group, Inc.*	7,790	359,742

Leisure Facilities - 1.0%
Life Time Fitness, Inc. *	6,820	212,852

Oil & Gas Equipment & Services - 5.1%
Core Laboratories N.V. *	2,460	293,478
Dril-Quip, Inc. *	6,030	280,214
Oil States International, Inc. *	6,400	286,784
Superior Energy Services, Inc. *	7,050	279,321

		1,139,797

Oil & Gas Exploration & Production - 1.3%
Arena Resources, Inc. *	7,720	298,841

Personal Products - 1.1%
Bare Escentuals, Inc. *	10,500	245,910

Pharmaceuticals - 4.6%
KV Pharmaceutical Company *	20,830	519,917
Medicines Company *	9,630	194,526
Sciele Pharma, Inc. *	15,900	310,050

		1,024,493

Property & Casualty Insurance - 2.2%
Amtrust Financial Services, Inc.	30,650	496,836

Publishing - 1.1%
Dolan Media Company *	12,700	255,397

Semiconductors - 0.7%
02Micro International, Ltd. ADR *	19,320	149,344

Systems Software - 0.7%
Aladdin Knowledge Systems, Ltd.*	7,840	149,195

Wireless Telecommunication Services - 1.2%
Syniverse Holdings, Inc. *	16,310	271,725

TOTAL COMMON STOCK (Cost $18,919,662)		$19,670,147

	Principal Amount
REPURCHASE AGREEMENT - 12.8%
United Missouri Bank, 1.99%, dated 3/31/08, matures 4/01/08; repurchase amount $2,854,158 (Collateralized by FHLB, 9/24/08 with a value of $2,911,113)	$2,854,000	$2,854,000

TOTAL REPURCHASE AGREEMENT (Cost $2,854,000)		$2,854,000

Total Investments (Security Equity Fund - Small Cap Growth Series) (Cost $21,773,662) - 101.1%		$22,524,147
Liabilities in Excess of Other Assets - (1.1%)		(245,776)

TOTAL NET ASSETS - 100.0%		$22,278,371

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $22,012,988.

*	-Non-income producing security

Glossary:

ADR	- American Depositary Receipt

See notes to financial statements.

56	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Small Cap Growth Series

(unaudited)

Statement of Assets and Liabilities

March 31, 2008

Assets:
Investments, at value*	$19,670,147
Repurchase agreement, at value**	2,854,000

Receivables:
Fund shares sold	23,069
Securities sold	152,610
Dividends	1,542
Prepaid expenses	19,425

Total assets	22,720,793

Liabilities:
Cash overdraft	1,789
Payable for:
Securities purchased	286,256
Fund shares redeemed	98,250
Management fees	18,534
Custodian fees	6,641
Transfer agent/maintenance fees	7,956
Administration fees	2,301
Professional fees	7,988
12b-1 distribution plan fees	9,045
Directors’ fees	897
Other	2,765

Total liabilities	442,422

Net assets	$22,278,371

Net assets consist of:
Paid in capital	$24,344,802
Accumulated net investment loss	(341,430)
Accumulated net realized loss on sale of investments	(2,475,486)
Net unrealized appreciation in value of investments	750,485

Net assets	$22,278,371

Class A:
Capital shares outstanding (unlimited number of shares authorized)	1,177,306
Net assets	$15,432,266
Net asset value and redemption price per share	$13.11

Maximum offering price per share (net asset value divided by 94.25%)	$13.91

Class B:
Capital shares outstanding (unlimited number of shares authorized)	315,292
Net assets	$3,730,154
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.83

Class C:
Capital shares outstanding (unlimited number of shares authorized)	258,178
Net assets	$3,115,951
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.07

* Investments, at cost	$18,919,662
** Repurchase agreement, at cost	2,854,000

Statement of Operations

For the Six Months Ended March 31, 2008

Investment Income:
Dividends	$22,632
Interest	64,792

Total investment income	87,424

Expenses:
Management fees	207,179
Transfer agent/maintenance fees	77,407
Administration fees	20,698
Custodian fees	9,380
Directors’ fees	1,371
Professional fees	5,824
Reports to shareholders	2,160
Registration fees	17,805
Other expenses	3,509
12b-1 distribution fees - Class A	41,131
12b-1 distribution fees - Class B	24,210
12b-1 distribution fees - Class C	18,443

Total expenses	429,117
Less:
Earnings credits applied	(263)

Net expenses	428,854

Net investment loss	(341,430)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(1,960,044)

Net realized loss	(1,960,044)

Net unrealized appreciation (depreciation) during the period on:
Investments	(8,455,055)

Net unrealized depreciation	(8,455,055)

Net loss	(10,415,099)

Net decrease in net assets resulting from operations	$(10,756,529)

57	The accompanying notes are an integral part of the financial statements

Security Equity Fund
Statement of Changes in Net Assets	Small Cap Growth Series

	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (decrease) in net assets from operations:
Net investment loss	$(341,430)	$(801,855)
Net realized gain (loss) during the period on investments	(1,960,044)	6,497,308
Net unrealized appreciation (depreciation) during the period on investments	(8,455,055)	3,680,497

Net increase (decrease) in net assets resulting from operations	(10,756,529)	9,375,950

Distributions to shareholders from:
Net realized gain
Class A	(3,191,745)	—
Class B	(420,821)	—
Class C	(306,607)	—

Total distributions to shareholders	(3,919,173)	—

Capital share transactions:
Proceeds from sale of shares
Class A	3,781,070	12,762,020
Class B	273,434	823,764
Class C	708,287	685,312
Distributions reinvested
Class A	3,177,232	—
Class B	416,649	—
Class C	305,485	—
Cost of shares redeemed
Class A	(25,239,622)	(20,550,155)
Class B	(1,094,109)	(1,886,074)
Class C	(560,226)	(1,699,480)

Net decrease from capital share transactions	(18,231,800)	(9,864,613)

Net decrease in net assets	(32,907,502)	(488,663)

Net assets:
Beginning of period	55,185,873	55,674,536

End of period	$22,278,371	$55,185,873

Accumulated net investment loss at end of period	$(341,430)	$—

Capital share activity:
Shares sold
Class A	2,423,838	750,895
Class B	18,169	52,173
Class C	45,769	43,122
Shares reinvested
Class A	199,200	—
Class B	28,874	—
Class C	20,753	—
Shares redeemed
Class A	(3,897,508)	(1,207,342)
Class B	(74,086)	(121,516)
Class C	(38,377)	(107,023)

58	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Small Cap Growth Series

Class A	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$18.53	$15.63	$15.76	$13.11	$11.63	$7.88

Income (loss) from investment operations:
Net investment loss[b]	(0.12)	(0.23)	(0.23)	(0.24)	(0.25)	(0.18)
Net gain (loss) on securities (realized and unrealized)	(3.99)	3.13	0.10	2.89	1.73	3.93

Total from investment operations	(4.11)	2.90	(0.13)	2.65	1.48	3.75

Less distributions:
Distributions from realized gains	(1.31)	—	—	—	—	—

Total distributions	(1.31)	—	—	—	—	—

Net asset value, end of period	$13.11	$18.53	$15.63	$15.76	$13.11	$11.63

Total Return[c]	(23.43)%	18.55%	(0.82)%	20.21%	12.73%	47.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,432	$45,430	$45,451	$22,637	$21,443	$14,406

Ratios to average net assets:
Net investment loss	(1.48)%	(1.32)%	(1.46)%	(1.67)%	(1.95)%	(2.01)%
Total expenses[d]	1.90%	1.80%	2.01%	2.10%	2.09%	2.51%
Net expenses[e]	1.90%	1.80%	2.01%	2.10%	2.09%	2.25%
Net expenses prior to custodian earning credits and net of expense waivers	1.90%	1.80%	2.01%	2.10%	2.09%	2.25%

Portfolio turnover rate	173%	145%	136%	134%	157%	206%

Class B	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$16.92	$14.38	$14.60	$12.24	$10.94	$7.47

Income (loss) from investment operations:
Net investment loss[b]	(0.17)	(0.33)	(0.36)	(0.33)	(0.33)	(0.24)
Net gain (loss) on securities (realized and unrealized)	(3.61)	2.87	0.14	2.69	1.63	3.71

Total from investment operations	(3.78)	2.54	(0.22)	2.36	1.30	3.47

Less distributions:
Distributions from realized gains	(1.31)	—	—	—	—	—

Total distributions	(1.31)	—	—	—	—	—

Net asset value, end of period	$11.83	$16.92	$14.38	$14.60	$12.24	$10.94

Total Return[c]	(23.73)%	17.66%	(1.51)%	19.28%	11.88%	46.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,730	$5,792	$5,919	$8,283	$9,218	$6,838

Ratios to average net assets:
Net investment loss	(2.31)%	(2.07)%	(2.31)%	(2.41)%	(2.69)%	(2.76)%
Total expenses[d]	2.75%	2.56%	2.79%	2.85%	2.84%	3.23%
Net expenses[e]	2.75%	2.55%	2.79%	2.85%	2.83%	3.00%
Net expenses prior to custodian earning credits and net of expense waivers	2.75%	2.56%	2.79%	2.85%	2.84%	3.00%

Portfolio turnover rate	173%	145%	136%	134%	157%	206%

59	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each year	Small Cap Growth Series

Class C	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$17.23	$14.64	$14.88	$12.47	$11.15	$7.61

Income (loss) from investment operations:
Net investment loss[b]	(0.17)	(0.33)	(0.35)	(0.33)	(0.33)	(0.24)
Net gain (loss) on securities (realized and unrealized)	(3.68)	2.92	0.11	2.74	1.65	3.78

Total from investment operations	(3.85)	2.59	(0.24)	2.41	1.32	3.54

Less distributions:
Distributions from realized gains	(1.31)	—	—	—	—	—

Total distributions	(1.31)	—	—	—	—	—

Net asset value, end of period	$12.07	$17.23	$14.64	$14.88	$12.47	$11.15

Total Return[c]	(23.71)%	17.69%	(1.61)%	19.33%	11.84%	46.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,116	$3,964	$4,304	$4,420	$4,160	$3,533

Ratios to average net assets:
Net investment loss	(2.33)%	(2.07)%	(2.29)%	(2.42)%	(2.69)%	(2.76)%
Total expenses[d]	2.77%	2.56%	2.79%	2.85%	2.83%	3.23%
Net expenses[e]	2.77%	2.55%	2.79%	2.85%	2.82%	3.00%
Net expenses prior to custodian earning credits and net of expense waivers	2.77%	2.56%	2.79%	2.85%	2.83%	3.00%

Portfolio turnover rate	173%	145%	136%	134%	157%	206%

[a]	Unaudited figures for the six months ended March 31, 2008. Percentage amounts for the period, except total return, have been annualized.
[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[c]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

60	The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Security Large Cap

Value Fund

Adviser,

Security Global Investors

Security
Performance Summary	Large Cap Value Fund
March 31, 2008	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Large Cap Value Fund on March 31, 1998, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns

Periods Ended 3-31-08	1 Year	5 Years	10 Years	Since Inception
A Shares	(4.25)%	13.60%	1.18%	—
A Shares with sales charge	(9.73)%	12.27%	0.58%	—
B Shares	(4.39)%	12.86%	0.46%	—
B Shares with CDSC	(8.97)%	12.61%	0.46%	—
C Shares	(4.99)%	12.73%	—	1.49%
				(1-29-99)
C Shares with CDSC	(5.90)%	12.73%	—	1.49%
				(1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-08

Consumer Discretionary	8.35%
Consumer Staples	11.53
Energy	11.12
Financials	21.78
Health Care	5.16
Industrials	19.54
Information Technology	5.20
Materials	2.90
Telecommunication Services	1.61
Utilities	2.02
Exchange Traded Funds	5.82
Commercial Paper	2.47
Repurchase Agreement	0.81
Other Assets in Excess of Liabilities	1.69
Total Net Assets	100.00%

63	The accompanying notes are an integral part of the financial statements

Security
Performance Summary	Large Cap Value Fund
March 31, 2008	(unaudited)

Information About Your Fund’s Expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008[1]	Expenses Paid During Period[2]
Large Cap Value
Fund - Class A
Actual	$1,000.00	$877.18	$5.87
Hypothetical	1,000.00	1,018.75	6.31

Large Cap Value
Fund - Class B
Actual	1,000.00	876.94	4.69
Hypothetical	1,000.00	1,020.00	5.05

Large Cap Value
Fund - Class C
Actual	1,000.00	872.71	9.36
Hypothetical	1,000.00	1,015.00	10.08

[1]

The actual ending account value is based on the actual total return of the Fund for the period October 1, 2007 to March 31, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2007 to March 31, 2008 was (12.28%), (12.31%) and (12.73%), for Class A, B, and C respectively.

[2]

Expenses are equal to the Fund annualized expense ratio (1.25%, 1.00% and 2.00% for Class A, B, and C shares, respectively) net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Schedule of Investments	Security Large Cap Value Fund
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 95.0%
Aerospace & Defense - 3.2%
United Technologies Corporation	47,400	$3,262,068

Agricultural Products - 0.9%
Archer-Daniels-Midland Company	21,100	868,476

Air Freight & Logistics - 3.0%
FedEx Corporation	32,900	3,048,843

Broadcasting & Cable TV - 1.7%
CBS Corporation (CI.B)	77,100	1,702,368

Building Products - 3.4%
USG Corporation *	94,200	3,468,444

Computer Hardware - 2.3%
Hewlett-Packard Company	51,900	2,369,754

Consumer Finance - 5.3%
Capital One Financial Corporation	61,700	3,036,874
Discover Financial Services	24,400	399,428
First Marblehead Corporation	254,950	1,901,927

		5,338,229

Data Processing & Outsourced Services - 2.2%
Western Union Company	103,000	2,190,810

Department Stores - 1.2%
JC Penney Company, Inc.	31,200	1,176,552

Diversified Banks - 1.3%
Wells Fargo & Company	43,800	1,274,580

Diversified Chemicals - 1.2%
Dow Chemical Company	33,600	1,238,160

Diversified Commercial & Professional Services - 1.0%
Equifax, Inc.	29,400	1,013,712

Drug Retail - 2.4%
CVS Caremark Corporation	60,400	2,446,804

Electric Utilities - 2.0%
Edison International	41,700	2,044,134

Electronic Manufacturing Services - 0.7%
Tyco Electronics, Ltd.	20,450	701,844

Exchange Traded Funds - 5.8%
iShares Russell 1000 Value Index Fund	40,300	2,947,542
iShares S&P 500 Value Index Fund	42,600	2,950,476

		5,898,018

Health Care Equipment - 2.6%
Covidien, Ltd.	20,350	900,488
Hospira, Inc. *	40,800	1,745,016

		2,645,504

Health Care Services - 1.4%
Medco Health Solutions, Inc. *	31,400	1,375,006

Home Improvement Retail - 3.3%
Home Depot, Inc.	118,100	3,303,257

Hypermarkets & Super Centers - 5.7%
Costco Wholesale Corporation	33,200	2,157,004
Wal-Mart Stores, Inc.	69,700	3,671,796

		5,828,800

Industrial Conglomerates - 5.4%
General Electric Company	86,400	3,197,664
McDermott International, Inc. *	24,300	1,332,126
Tyco International, Ltd.	20,450	900,822

		5,430,612

Integrated Oil & Gas - 7.1%
Chevron Corporation	21,000	1,792,560
ConocoPhillips	8,900	678,269
Exxon Mobil Corporation	33,000	2,791,140
Sasol, Ltd. ADR	40,300	1,950,117

		7,212,086

Integrated Telecommunication Services - 0.8%
Windstream Corporation	69,176	826,653

Movies & Entertainment - 2.2%
News Corporation	27,500	515,625
Time Warner, Inc.	125,600	1,760,912

		2,276,537

Multi-Line Insurance - 4.5%
American International Group, Inc.	105,100	4,545,575

Oil & Gas Equipment & Services - 1.9%
Halliburton Company	48,100	1,891,773

Oil & Gas Storage & Transportation - 2.1%
Williams Companies, Inc.	65,500	2,160,190

Other Diversified Financial Services - 3.5%
JPMorgan Chase & Company	83,300	3,577,735

Pharmaceuticals - 1.2%
Schering-Plough Corporation	83,600	1,204,676

Property & Casualty Insurance - 4.9%
Berkshire Hathaway, Inc. *	37	4,935,800

Railroads - 3.5%
Union Pacific Corporation	28,400	3,560,792

65	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Large Cap Value Fund
March 31, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Specialty Chemicals - 1.7%
Rohm & Haas Company	31,400	$1,698,112

Thrifts & Mortgage Finance - 2.3%
Federal Home Loan Mortgage Corporation	63,600	1,610,352
Federal National Mortgage Association	29,300	771,176

		2,381,528

Tobacco - 2.5%
Altria Group, Inc.	34,800	772,560
Philip Morris International, Inc. *	34,800	1,760,184

		2,532,744

Wireless Telecommunication Services - 0.8%
Sprint Nextel Corporation	120,300	804,807

TOTAL COMMON STOCK (Cost $93,195,700)		$96,234,983

	Principal Amount
COMMERCIAL PAPER - 2.5%
Banking - 1.0%
Wells Fargo & Company, Inc. 2.39%, 4/1/2008	1,000,000	1,000,000

Brokerage - 1.5%
Merrill Lynch & Company, Inc. 2.95%, 4/2/2008	1,500,000	1,499,877

TOTAL COMMERCIAL PAPER (Cost $2,499,877)		$2,499,877

REPURCHASE AGREEMENT - 0.8%
United Missouri Bank, 1.99%, dated 3/31/08, matures 4/01/08; repurchase amount $825,046 (Collateralized by FNSM, 6.50%, 10/01/37 with a value of $841,790)	$825,000	$825,000

TOTAL REPURCHASE AGREEMENT (Cost $825,000)		$825,000

Total Investments (Security Large Cap Value Fund) (Cost $96,520,577) - 98.3%		$99,559,860
Other Assets in Excess of Liabilities - 1.7%		1,712,233

TOTAL NET ASSETS - 100.0%		$101,272,093

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $96,589,997.

*	- Non-income producing security

Glossary:

ADR	- American Depositary Receipt

See notes to financial statements.

66	The accompanying notes are an integral part of the financial statements

Security

Large Cap Value Fund

(unaudited)

Statement of Assets and Liabilities

March 31, 2008

Assets:
Investments, at value*	$99,559,860
Cash	940

Receivables:
Fund shares sold	117,043
Securities sold	2,775,438
Dividends	160,779
Security Investors	827
Prepaid expenses	40,639

Total assets	102,655,526

Liabilities:
Payable for:
Securities purchased	1,172,936
Fund shares redeemed	104,386
Management fees	55,587
Custodian fees	2,800
Transfer agent/maintenance fees	10,479
Administration fees	8,244
Professional fees	3,568
12b-1 distribution plan fees	22,716
Directors’ fees	1,302
Other	1,415

Total liabilities	1,383,433

Net assets	$101,272,093

Net assets consist of:
Paid in capital	$96,394,485
Undistributed net investment income	294,186
Undistributed net realized gain on sale of investments	1,544,139
Net unrealized appreciation in value of investments	3,039,283

Net assets	$101,272,093

Class A:
Capital shares outstanding (unlimited number of shares authorized)	11,248,698
Net assets	$86,568,416
Net asset value and redemption price per share	$7.70

Maximum offering price per share (net asset value divided by 94.25%)	$8.17

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,299,739
Net assets	$9,359,546
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.20

Class C:
Capital shares outstanding (unlimited number of shares authorized)	731,951
Net assets	$5,344,131
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.30

* Investments, at cost	$96,520,577

Statement of Operations

For the Six Months Ended March 31, 2008

Investment Income:
Dividends	$865,775
Interest	103,983

Total investment income	969,758

Expenses:
Management fees	319,229
Transfer agent/maintenance fees	122,212
Administration fees	46,912
Custodian fees	4,473
Directors’ fees	1,178
Professional fees	4,278
Reports to shareholders	2,614
Registration fees	23,484
Other expenses	11,740
12b-1 distribution fees - Class A	101,183
12b-1 distribution fees - Class C	27,733

Total expenses	665,036
Less:
Reimbursement of expenses - Class A	(38,054)
Reimbursement of expenses - Class B	(5,201)
Reimbursement of expenses - Class C	(2,586)

Net expenses	619,195

Net investment income	350,563

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	4,107,006
Options written	50,175

Net realized gain	4,157,181

Net unrealized appreciation (depreciation) during the period on:
Investments	(16,240,302)
Options written	(15,980)

Net unrealized depreciation	(16,256,282)

Net loss	(12,099,101)

Net decrease in net assets resulting from operations	$(11,748,538)

67	The accompanying notes are an integral part of the financial statements

Security
Statement of Changes in Net Assets	Large Cap Value Fund

	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (decrease) in net assets from operations:
Net investment income	$350,563	$347,813
Net realized gain during the period on investments	4,157,181	6,463,825
Net unrealized appreciation (depreciation) during the period on investments	(16,256,282)	9,449,894

Net increase (decrease) in net assets resulting from operations	(11,748,538)	16,261,532

Distributions to shareholders from:
Net investment income
Class A	(378,053)	(25,136)
Class B	(22,222)	—
Net realized gain
Class A	(2,835,403)	—
Class B	(523,802)	—
Class C	(232,292)	—

Total distributions to shareholders	(3,991,772)	(25,136)

Capital share transactions:
Proceeds from sale of shares
Class A	32,112,926	30,239,174
Class B	1,384,361	5,176,235
Class C	1,654,974	2,465,830
Distributions reinvested
Class A	3,086,622	23,953
Class B	540,480	—
Class C	228,559	—
Cost of shares redeemed
Class A	(15,980,303)	(28,048,187)
Class B	(4,258,134)	(6,549,458)
Class C	(1,255,865)	(1,128,054)

Net increase from capital share transactions	17,513,620	2,179,493

Net increase in net assets	1,773,310	18,415,889

Net assets:
Beginning of period	99,498,783	81,082,894

End of period	$101,272,093	$99,498,783

Accumulated net investment income at end of period	$294,186	$343,898

Capital share activity:
Shares sold
Class A	4,075,308	3,513,517
Class B	172,923	644,129
Class C	211,740	309,682
Shares reinvested
Class A	377,800	2,882
Class B	70,743	—
Class C	29,416	—
Shares redeemed
Class A	(1,914,387)	(3,278,710)
Class B	(551,147)	(814,025)
Class C	(164,818)	(137,551)

68	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security
Selected data for each share of capital stock outstanding throughout each year	Large Cap Value Fund

Class A	Six Months Ended March 31, 2008[a]	2007	2006	2005[b]	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$9.18	$7.65	$6.78	$5.71	$5.11	$4.25

Income (loss) from investment operations:
Net investment income[c]	0.03	0.04	0.01	0.03	0.01	0.02
Net gain (loss) on securities (realized and unrealized)	(1.14)	1.49	0.90	1.04	0.60	0.84

Total from investment operations	(1.11)	1.53	0.91	1.07	0.61	0.86

Less distributions:
Dividends from net investment income	(0.04)	—	(0.04)	—	(0.01)	—
Distributions from realized gains	(0.33)	—	—	—	—	—

Total distributions	(0.37)	—	(0.04)	—	(0.01)	—

Net asset value, end of period	$7.70	$9.18	$7.65	$6.78	$5.71	$5.11

Total Return[d]	(12.28)%	20.04%	13.45%	18.74%	11.98%	20.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86,568	$79,998	$64,786	$45,295	$43,071	$45,858

Ratios to average net assets:
Net investment income	0.73%	0.51%	0.17%	0.56%	0.19%	0.41%
Total expenses[e]	1.34%	1.35%	1.49%	1.61%	1.52%	1.45%
Net expenses[f]	1.25%	1.27%	1.49%	1.61%	1.52%	1.45%
Net expenses prior to custodian earning credits and net of expense waivers	1.25%	1.27%	1.49%	1.61%	1.52%	1.45%

Portfolio turnover rate	49%	25%	54%	110%	75%	76%

Class B	Six Months Ended March 31, 2008[a,g]	2007[g]	2006	2005[b]	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$8.58	$7.18	$6.38	$5.42	$4.87	$4.08

Income (loss) from investment operations:
Net investment income (loss)[c]	0.04	(0.01)	(0.04)	(0.01)	(0.03)	(0.02)
Net gain (loss) on securities (realized and unrealized)	(1.08)	1.41	0.84	0.97	0.58	0.81

Total from investment operations	(1.04)	1.40	0.80	0.96	0.55	0.79

Less distributions:
Dividends from net investment income	(0.01)	—	—	—	—	—
Distributions from realized gains	(0.33)	—	—	—	—	—

Total distributions	(0.34)	—	—	—	—	—

Net asset value, end of period	$7.20	$8.58	$7.18	$6.38	$5.42	$4.87

Total Return[d]	(12.31)%	19.50%	12.54%	17.71%	11.29%	19.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,360	$13,784	$12,761	$8,500	$10,164	$11,687

Ratios to average net assets:
Net investment income (loss)	0.94%	(0.08)%	(0.58)%	(0.16)%	(0.57)%	(0.42)%
Total expenses[e]	1.09%	1.92%	2.26%	2.36%	2.27%	2.20%
Net expenses[f]	1.00%	1.85%	2.26%	2.36%	2.27%	2.20%
Net expenses prior to custodian earning credits and net of expense waivers	1.00%	1.85%	2.26%	2.36%	2.27%	2.20%

Portfolio turnover rate	49%	25%	54%	110%	75%	76%

69	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security
Selected data for each share of capital stock outstanding throughout each year	Large Cap Value Fund

Class C	Six Months Ended March 31, 2008[a]	2007	2006	2005[b]	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$8.72	$7.31	$6.49	$5.52	$4.96	$4.16

Income (loss) from investment operations:
Net investment loss[c]	—	(0.02)	(0.04)	(0.01)	(0.03)	(0.02)
Net gain (loss) on securities (realized and unrealized)	(1.09)	1.43	0.86	0.98	0.59	0.82

Total from investment operations	(1.09)	1.41	0.82	0.97	0.56	0.80

Less distributions:
Distributions from realized gains	(0.33)	—	—	—	—	—

Total distributions	(0.33)	—	—	—	—	—

Net asset value, end of period	$7.30	$8.72	$7.31	$6.49	$5.52	$4.96

Total Return[d]	(12.73)%	19.29%	12.63%	17.57%	11.29%	19.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,344	$5,717	$3,536	$2,899	$2,561	$2,130

Ratios to average net assets:
Net investment loss	(0.03)%	(0.23)%	(0.60)%	(0.18)%	(0.57)%	(0.33)%
Total expenses[e]	2.09%	2.10%	2.25%	2.36%	2.28%	2.20%
Net expenses[f]	2.00%	2.02%	2.25%	2.36%	2.28%	2.20%
Net expenses prior to custodian earning credits and net of expense waivers	2.00%	2.02%	2.25%	2.36%	2.28%	2.20%

Portfolio turnover rate	49%	25%	54%	110%	75%	76%

[a]	Unaudited figures for the six months ended March 31, 2008. Percentage amounts for the period, except total return, have been annualized.
[b]	Security Investors (SI) became the advisor of Security Large Cap Value Fund effective June 30, 2005. Prior to June 30, 2005, SI paid Dreyfus Corporation for sub-advisory services.
[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[g]

Effective August 1, 2007, Class B shares ceased charging 12b-1 fees in accordance with FINRA (formerly NASD) sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.

70	The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Security Mid Cap

Growth Fund

Adviser,

Security Global Investors

Security
Performance Summary	Mid Cap Growth Fund
March 31, 2008	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Security Mid Cap Growth Fund on March 31, 1998, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions of the redemption of fund shares. The Russell 2500 Growth Index is an unmanaged index that measures the performance of securities of small-to-mid U.S. companies with greater-than-average growth orientation. The Russell MidCap Growth Index is an unmanaged capitalization-weighted index that is designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Growth Index replaced the Russell 2500 Growth Index as the Fund’s primary benchmark effective February 1, 2008, to provide a more meaningful comparison of the Fund’s performance in light of the investment strategies that it employs.

Average Annual Returns

Periods Ended 3-31-08	1 Year	5 Years	10 Years	Since Inception
A Shares	(17.56)%	9.70%	6.58%	—
A Shares with sales charge	(22.30)%	8.41%	5.95%	—
B Shares	(18.23)%	8.89%	5.84%	—
B Shares with CDSC	(21.26)%	8.66%	5.84%	—
C Shares	(18.20)%	8.94%	—	5.33%
				(1-29-99)
C Shares with CDSC	(18.83)%	8.94%	—	5.33%
				(1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-08

Consumer Discretionary	13.28%
Energy	9.98
Financials	6.58
Health Care	15.56
Industrials	12.27
Information Technology	23.66
Materials	11.62
Warrants	0.20
Repurchase Agreement	6.96
Liabilities in Excess of Other Assets	(0.11)
Total Net Assets	100.00%

73	The accompanying notes are an integral part of the financial statements

Security
Performance Summary	Mid Cap Growth Fund
March 31, 2008	(unaudited)

Information About Your Fund’s Expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008[1]	Expenses Paid During Period[2]
Mid Cap Growth
Fund - Class A
Actual	$1,000.00	$839.23	$6.76
Hypothetical	1,000.00	1,017.65	7.41

Mid Cap Growth
Fund - Class B
Actual	1,000.00	834.75	10.18
Hypothetical	1,000.00	1,013.90	11.18

Mid Cap Growth
Fund - Class C
Actual	1,000.00	835.78	10.19
Hypothetical	1,000.00	1,013.90	11.18

[1]

The actual ending account value is based on the actual total return of the Fund for the period October 1, 2007 to March 31, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2007 to March 31, 2008 was (16.08%), (16.52%) and (16.42%), for Class A, B, and C respectively.

[2]

Expenses are equal to the Fund annualized expense ratio (1.47%, 2.22% and 2.22% for Class A, B, and C shares, respectively) net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Schedule of Investments	Security Mid Cap Growth Fund
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 92.7%
Aerospace & Defense - 7.7%
Goodrich Corporation	74,080	$4,260,341
Precision Castparts Corporation	28,635	2,923,061
Rockwell Collins, Inc.	57,800	3,303,270

		10,486,672

Apparel Retail - 3.1%
TJX Companies, Inc.	127,000	4,199,890

Apparel, Accessories & Luxury Goods - 2.8%
Phillips-Van Heusen Corporation	101,000	3,829,920

Asset Management & Custody Banks - 1.6%
T. Rowe Price Group, Inc.	43,920	2,196,000

Biotechnology - 8.0%
Genzyme Corporation *	70,500	5,255,070
Gilead Sciences, Inc. *	109,400	5,637,382

		10,892,452

Coal & Consumable Fuels - 1.3%
Peabody Energy Corporation	34,900	1,779,900

Communications Equipment - 7.0%
Ciena Corporation *	117,700	3,628,691
F5 Networks, Inc. *	78,300	1,422,711
Foundry Networks, Inc. *	381,190	4,414,180

		9,465,582

Data Processing & Outsourced Services - 1.5%
Alliance Data Systems Corporation *	42,295	2,009,435

Electrical Components & Equipment - 4.3%
Ametek, Inc.	132,400	5,813,684

Electronic Equipment Manufacturers - 2.0%
Amphenol Corporation	73,170	2,725,583

Fertilizers & Agricultural Chemicals - 5.9%
Agrium, Inc.	47,600	2,956,436
Mosaic Company *	49,800	5,109,480

		8,065,916

Home Entertainment Software - 4.3%
Activision, Inc. *	213,075	5,819,078

Hotels, Resorts & Cruise Lines - 1.7%
Royal Caribbean Cruises, Ltd.	72,000	2,368,800

Industrial Gases - 4.4%
AirGas, Inc.	64,785	2,945,774
Praxair, Inc.	35,800	3,015,434

		5,961,208

IT Consulting & Other Services - 3.7%
Cognizant Technology Solutions Corporation *	172,980	4,987,013

Leisure Facilities - 1.6%
Life Time Fitness, Inc. *	68,285	2,131,175

Life Sciences Tools & Services - 3.3%
Thermo Fisher Scientific, Inc. *	80,100	4,552,884

Managed Health Care - 0.7%
Humana, Inc. *	21,550	966,733

Multi-Line Insurance - 5.0%
Assurant, Inc.	78,600	4,783,596
HCC Insurance Holdings, Inc.	86,650	1,966,089

		6,749,685

Oil & Gas Equipment & Services - 6.2%
Grant Prideco, Inc. *	75,700	3,725,954
Weatherford International, Ltd. *	65,700	4,761,279

		8,487,233

Oil & Gas Storage & Transportation - 2.4%
Williams Companies, Inc.	99,800	3,291,404

Pharmaceuticals - 3.5%
Teva Pharmaceutical Industries, Ltd. ADR ADR	102,555	4,737,015

Restaurants - 4.1%
Darden Restaurants, Inc.	169,630	5,521,457

Semiconductor Equipment - 2.4%
MEMC Electronic Materials, Inc. *	45,460	3,223,114

Semiconductors - 2.9%
Fairchild Semiconductor International, Inc. *	146,700	1,748,664
ON Semiconductor Corporation *	383,190	2,176,519

		3,925,183

Steel - 1.3%
Carpenter Technology Corporation	31,515	1,763,895

TOTAL COMMON STOCK (Cost $123,950,882)		$125,950,911

PREFERRED STOCK - 0.3%
Environmental & Facilities Services - 0.3%
ThermoEnergy Corporation PIPE * (1)(2)(3)	745,000	379,950

TOTAL PREFERRED STOCK (Cost $702,947)		$379,950

WARRANTS - 0.2%
Warrants - 0.2%
Lime Energy Company $ 1.00, 3/19/2009	2,967	20,373
Nova Biosource Fuels, Inc. $ 2.40, 7/5/2011	208,050	180,326

75	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Mid Cap Growth Fund
March 31, 2008 (Unaudited) - continued

	Shares	Value
WARRANTS (continued)
Warrants (continued)
Orthovita, Inc. $ 4.00, 6/26/2008	75,000	$2,133
ThermoEnergy Corporation $ 0.75, 7/14/2008 (1)(2)	745,000	62,342

		265,174

TOTAL WARRANTS (Cost $802,849)		$265,174

	Principal Amount
REPURCHASE AGREEMENT - 6.9%
United Missouri Bank, 1.99%, dated 3/31/08, matures 4/01/08; repurchase amount $9,463,523 (Collateralized by FNSM, 5.50%, 11/01/33 with a value of $9,652,472)	$9,463,000	$9,463,000

TOTAL REPURCHASE AGREEMENT (Cost $9,463,000)		$9,463,000

Total Investments (Security Mid Cap Growth Fund) (Cost $134,919,678) - 100.1%		$136,059,035
Liabilities in Excess of Other Assets - (0.1)%		(144,881)

TOTAL NET ASSETS - 100.0%		$135,914,154

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $134,919,678.

*	- Non-income producing security
1	- Security is restricted from resale. See Note 6 in notes to financial statements.
2	- Security is deemed illiquid. The total market value of illiquid securities is $442,292 (cost $894,000), or 0.3% of total net assets.
3	- PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Glossary:

ADR	- American Depositary Receipt

See notes to financial statements.

76	The accompanying notes are an integral part of the financial statements

Security

Mid Cap Growth Fund

(unaudited)

Statement of Assets and Liabilities

March 31, 2008

Assets:
Investments, at value*	$136,059,035

Receivables:
Fund shares sold	83,411
Dividends	38,097
Prepaid expenses	47,514

Total assets	136,228,057

Liabilities:
Cash overdraft	1,610
Payable for:
Fund shares redeemed	109,885
Management fees	86,254
Custodian fees	7,080
Transfer agent/maintenance fees	18,909
Administration fees	11,525
Professional fees	16,235
12b-1 distribution plan fees	40,605
Directors’ fees	2,559
Other	19,241

Total liabilities	313,903

Net assets	$135,914,154

Net assets consist of:
Paid in capital	$162,247,655
Accumulated net investment loss	(474,631)
Accumulated net realized loss on sale of investments	(26,998,227)
Net unrealized appreciation in value of investments	1,139,357

Net assets	$135,914,154

Class A:
Capital shares outstanding (unlimited number of shares authorized)	15,972,876
Net assets	$117,387,115
Net asset value and redemption price per share	$7.35

Maximum offering price per share (net asset value divided by 94.25%)	$7.80

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,911,543
Net assets	$10,750,565
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$5.62

Class C:
Capital shares outstanding (unlimited number of shares authorized)	1,200,218
Net assets	$7,776,474
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.48

* Investments, at cost	$134,919,678

Statement of Operations

For the Six Months Ended March 31, 2008

Investment Income:
Dividends	$396,229
Interest	358,533

Total investment income	754,762

Expenses:
Management fees	584,778
Transfer agent/maintenance fees	207,770
Administration fees	75,212
Custodian fees	8,520
Directors’ fees	4,448
Professional fees	17,342
Reports to shareholders	12,704
Registration fees	29,685
Other expenses	12,245
12b-1 distribution fees - Class A	167,671
12b-1 distribution fees - Class B	63,849
12b-1 distribution fees - Class C	45,169

Total expenses	1,229,393

Net investment loss	(474,631)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(25,266,165)

Net realized loss	(25,266,165)

Net unrealized appreciation (depreciation) during the period on:
Investments	(1,677,343)

Net unrealized depreciation	(1,677,343)

Net loss	(26,943,508)

Net decrease in net assets resulting from operations	$(27,418,139)

77	The accompanying notes are an integral part of the financial statements

Security
Statement of Changes in Net Assets	Mid Cap Growth Fund

	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (decrease) in net assets from operations:
Net investment loss	$(474,631)	$(1,710,600)
Net realized gain (loss) during the period on investments	(25,266,165)	36,643,823
Net unrealized depreciation during the period on investments	(1,677,343)	(29,521,012)

Net increase (decrease) in net assets resulting from operations	(27,418,139)	5,412,211

Distributions to shareholders from:
Net realized gain
Class A	(28,305,723)	(19,776,158)
Class B	(3,379,810)	(2,496,080)
Class C	(2,111,786)	(1,608,868)

Total distributions to shareholders	(33,797,319)	(23,881,106)

Capital share transactions:
Proceeds from sale of shares
Class A	9,651,396	48,235,738
Class B	655,663	1,357,847
Class C	826,159	1,704,430
Distributions reinvested
Class A	27,267,565	19,133,742
Class B	3,319,686	2,453,633
Class C	1,945,652	1,496,764
Cost of shares redeemed
Class A	(28,306,982)	(83,873,354)
Class B	(2,390,937)	(8,893,103)
Class C	(1,976,417)	(6,683,210)

Net increase (decrease) from capital share transactions	10,991,785	(25,067,513)

Net decrease in net assets	(50,223,673)	(43,536,408)

Net assets:
Beginning of period	186,137,827	229,674,235

End of period	$135,914,154	$186,137,827

Accumulated net investment loss at end of period	$(474,631)	$—

Capital share activity:
Shares sold
Class A	1,129,867	4,072,151
Class B	89,431	142,975
Class C	111,416	160,950
Shares reinvested
Class A	3,416,988	1,702,290
Class B	542,432	265,258
Class C	275,979	145,458
Shares redeemed
Class A	(3,022,388)	(7,294,430)
Class B	(357,777)	(946,339)
Class C	(247,381)	(639,771)

78	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security
Selected data for each share of capital stock outstanding throughout each year	Mid Cap Growth Fund

Class A	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004[b]	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$11.11	$12.03	$12.65	$11.02	$10.84	$7.03

Income (loss) from investment operations:
Net investment loss[c]	(0.02)	(0.08)	(0.12)	(0.10)	(0.13)	(0.10)
Net gain (loss) on securities (realized and unrealized)	(1.60)	0.35	0.47	2.46	0.71	3.91

Total from investment operations	(1.62)	0.27	0.35	2.36	0.58	3.81

Less distributions:
Distributions from realized gains	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)	—

Total distributions	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)	—

Net asset value, end of period	$7.35	$11.11	$12.03	$12.65	$11.02	$10.84

Total Return [d]	(16.08)%	2.10%	2.81%	21.76%	5.23%	54.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$117,387	$160,544	$192,159	$183,676	$149,715	$134,208

Ratios to average net assets:
Net investment loss	(0.50)%	(0.67)%	(0.93)%	(0.85)%	(1.11)%	(1.14)%
Total expenses[e]	1.47%	1.41%	1.40%	1.42%	1.41%	1.41%
Net expenses[f]	1.47%	1.41%	1.40%	1.42%	1.41%	1.41%
Net expenses prior to custodian earning credits and net of expense waivers	1.47%	1.41%	1.40%	1.42%	1.41%	1.41%

Portfolio turnover rate	231%	34%	41%	31%	50%	57%

Class B	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004[b]	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$9.09	$10.12	$10.86	$9.61	$9.57	$6.26

Income (loss) from investment operations:
Net investment loss[c]	(0.04)	(0.14)	(0.18)	(0.16)	(0.19)	(0.15)
Net gain (loss) on securities (realized and unrealized)	(1.29)	0.30	0.41	2.14	0.63	3.46

Total from investment operations	(1.33)	0.16	0.23	1.98	0.44	3.31

Less distributions:
Distributions from realized gains	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)	—

Total distributions	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)	—

Net asset value, end of period	$5.62	$9.09	$10.12	$10.86	$9.61	$9.57

Total Return[d]	(16.52)%	1.34%	2.12%	20.95%	4.44%	52.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,751	$14,877	$22,010	$27,115	$26,578	$26,459

Ratios to average net assets:
Net investment loss	(1.25)%	(1.43)%	(1.68)%	(1.61)%	(1.86)%	(1.89)%
Total expenses[e]	2.22%	2.16%	2.15%	2.17%	2.16%	2.16%
Net expenses[f]	2.22%	2.16%	2.15%	2.17%	2.16%	2.16%
Net expenses prior to custodian earning credits and net of expense waivers	2.22%	2.16%	2.15%	2.17%	2.16%	2.16%

Portfolio turnover rate	231%	34%	41%	31%	50%	57%

79	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Mid Cap Growth Fund
Selected data for each share of capital stock outstanding throughout each year

Class C	Six Months Ended March 31, 2008[a]	2007	2006	2005	2004[b]	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$10.11	$11.13	$11.84	$10.43	$10.34	$6.76

Income (loss) from investment operations:
Net investment loss[c]	(0.05)	(0.15)	(0.19)	(0.18)	(0.21)	(0.16)
Net gain (loss) on securities (realized and unrealized)	(1.44)	0.32	0.45	2.32	0.70	3.74

Total from investment operations	(1.49)	0.17	0.26	2.14	0.49	3.58

Less distributions:
Distributions from realized gains	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)	—

Total distributions	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)	—

Net asset value, end of period	$6.48	$10.11	$11.13	$11.84	$10.43	$10.34

Total Return[d]	(16.42)%	1.31%	2.20%	20.83%	4.59%	52.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,776	$10,717	$15,505	$16,330	$14,759	$11,279

Ratios to average net assets:
Net investment loss	(1.26)%	(1.43)%	(1.68)%	(1.60)%	(1.86)%	(1.89)%
Total expenses[e]	2.22%	2.16%	2.15%	2.17%	2.16%	2.16%
Net expenses[f]	2.22%	2.16%	2.15%	2.17%	2.16%	2.16%
Net expenses prior to custodian earning credits and net of expense waivers	2.22%	2.16%	2.15%	2.17%	2.16%	2.16%

Portfolio turnover rate	231%	34%	41%	31%	50%	57%

[a]	Unaudited figures for the six months ended March 31, 2008. Percentage amounts for the period, except total return, have been annualized.
[b]

The financial highlights for the Security Mid Cap Growth Fund exclude the historical financial highlights of the Technology Series Class, A, B and C shares. The assets of the Technology Series were acquired by the Security Mid Cap Growth Fund on October 3, 2003.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

80	The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

March 31, 2008 (unaudited)

1. Significant Accounting Policies

Security Large Cap Value, Equity and Mid Cap Growth Funds (the Funds) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The shares of Security Equity Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Equity Fund accounts for the assets of each series separately. Additionally, within each Series or Fund are multiple classes of shares. Class “A” shares are generally sold with a sales charge at the time of purchase. Class “A” shares are not subject to a sales charge when they are redeemed, except for purchases of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class “B” shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Redemptions of Class “B” shares within five years of acquisition incur a contingent deferred sales charge. Redemptions of Class “C” shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation – Valuations of the Funds’ or Series’ securities are supplied by pricing services approved by the Board of Directors. The Funds’ officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Funds or Series that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund or Series will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds’ or Series’ investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur after the close of a foreign exchange that will affect the value of a Fund or Series portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund or Series net asset value per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Funds or Series generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

B. Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Funds’ or Series’ policy that their custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund or Series may be delayed or limited.

C. Foreign Currency Transactions – The accounting records of the Funds or Series are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds or Series. Foreign investments may also subject the Fund or Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds or Series do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in

Notes to Financial Statements

March 31, 2008 (unaudited)

foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

D. Forward Foreign Currency Exchange Contracts – Global Series of the Security Equity Fund may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. The Series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the Global Series has in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Futures – The Funds or Series may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity minimizing transaction costs and hedging possible variations in foreign exchange values. The Funds or Series, as applicable, may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Fund or Series, as applicable, may pay from its cash balances and reduce its future positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds or Series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Funds or Series. The Funds or Series realize a gain or loss when the contract is closed or expires.

F. Options Purchased and Written – The Funds or Series may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to economically hedge the Funds’ or Series’ portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund or Series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

G. Securities Sold Short – Certain Funds or Series may make short sales “against the box,” in which the Fund or Series enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ or Series’ net assets be in deposits on short sales against the box. If a Fund or Series makes a short sale, the Fund or Series does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Fund or Series must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund or Series must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund or Series is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds or Series may make short sales that are not “against the box,” which create opportunities to increase the Fund’s or Series’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund or Series may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Fund or Series are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund or Series are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

H. Security Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are

Notes to Financial Statements

March 31, 2008 (unaudited)

reported on an identified cost basis. Dividend income is accrued as of ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund or Series is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securities.

I. Expenses – Expenses that are directly related to one of the Funds or Series are charged directly to that Fund or Series. Other operating expenses are allocated to the Funds or Series on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund or Series are allocated to each respective class in proportion to the relative net assets of each class.

J. Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

K. Taxes – The Funds or Series intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. If applicable, the Fund would recognize interest and penalties accrued related to unrecognized tax benefits in “Other expenses” on the Statement of Operations. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years (September 30, 2005 - September 30, 2007) as of the effective date. The Funds have adopted FIN 48 and as of March 31, 2008, management has determined the Funds did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority.

L. Earnings Credits – Under the fee agreement with the custodian, the Funds or Series may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

M. Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

N. Indemnifications – Under the Funds’ or Series’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds or Series. In addition, in the normal course of business, the Funds or Series enter into contracts that provide general indemnification to other parties. The Funds’ or Series’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds or Series that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

O. Recent Accounting Pronouncements – In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS “161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133,” which requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds do not expect SFAS 161 to have a material impact on their financial statements.

Notes to Financial Statements

March 31, 2008 (unaudited)

2. Management Fees and Other Transactions with Affiliates

Management fees are paid monthly to Security Investors (SI), (formerly known as Security Management Company) based on the following annual rates for the six months ended March 31, 2008:

Management Fees (as a % of net assets)
Security Equity Fund:
Alpha Opportunity Series*	2.50%[1]
Equity Series	0.75%
Global Series	1.00%
Mid Cap Value Series	0.81%[2]
Select 25 Series	0.75%
Small Cap Growth Series	1.00%
Security Large Cap Value Fund	0.65%
Security Mid Cap Growth Fund	0.75%

*	Alpha Opportunity Series’ management fee will range from 1.25% to 2.75% of average daily net assets as discussed below.
[1]

SI receives a management fee from the Alpha Opportunity Series that consists of two components. The first component is an annual base fee equal to 2.00% of Alpha Opportunity Series average daily net assets. The second component is a base fee adjustment that either increases or decreases the base fee, depending on how Alpha Opportunity Series (calculated by reference to its Class A shares) performed relative to the S&P 500 Index over the prior 12-month period (the “Measuring Period”). SI will receive the base fee of 2.00% without adjustment if the performance of Alpha Opportunity Series (calculated by reference to its Class A shares) matches the performance of the S&P 500 Index. The maximum base fee adjustment at each calculation period is 0.75% up or down in the event that Alpha Opportunity Series outperforms or underperforms the S&P 500 Index by 15% or more. SI calculates the base fee adjustment each month based upon Alpha Opportunity Series’ performance relative to the S&P 500 Index during the Measuring Period ending on the last day of the month. If Alpha Opportunity Series outperforms the S&P 500 Index over the Measuring Period, the base fee is adjusted upward. The upward adjustment is equal to the amount by which Alpha Opportunity Series’ performance exceeds that of the S&P 500 Index divided by 15 and multiplied by the average daily net assets of Alpha Opportunity Series during the Measuring Period to determine the base fee adjustment for the month. If Alpha Opportunity Series underperforms the Index, the base fee is adjusted downward on the same basis. SI will determine the dollar amount of any performance adjustment each month by multiplying the adjustment percentage by the average daily net assets of the Alpha Opportunity Series during the Measuring Period and dividing that number by the number of days in the Measuring Period and then multiplying that amount by the number of days in the current month.

[2]

Management fees are payable at an annual rate of 1.00% of the average daily net assets of $200 million or less, and 0.75% of the average daily net assets of the Mid Cap Value Series in excess of $200 million.

SI also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each Fund or Series. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)
Security Equity Fund:
Alpha Opportunity Series	0.15%
Equity Series	0.095%
Global Series	0.05% + greater of 0.10% or $60,000
Mid Cap Value Series	0.095%
Select 25 Series	0.095%
Small Cap Growth Series	0.095%
Security Large Cap Value Fund	0.095%
Security Mid Cap Growth Fund	0.095%
Minimum charge per Series or Fund	$25,000
Certain out-of-pocket charges	Varies

SI is paid the following for providing transfer agent services to the Funds:

Annual per account charge	$5.00 - $8.00
Transaction fee	$0.60 - $1.10
Annual minimum charge (per Series or Fund)	$25,000
Certain out-of-pocket charges	Varies

Effective January 1, 2007, the investment advisory contract for Security Large Cap Value Fund provides that the total expenses be limited to 1.25% of average net assets for Class A shares and 2.00% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective January 1, 2007, the investment advisory contract for the Select 25 Series provides that the total expenses be limited to 1.35% of average net assets for Class A shares and 2.10% of average net assets for both Class B and C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective January 1, 2007, the investment advisory contract for the Alpha Opportunity Series provides that the total other expenses be limited to 0.50% of average net assets for each class of shares, exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions, 12b-1 fees and dividends on short sales. These contracts are in effect through December 31, 2008. The Investment Manager is entitled to reimbursement by the Security Large Cap Value Fund, the Select 25 Series and the Alpha Opportunity Series of fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of March 31, 2008, the amount of fees waived or expenses reimbursed in the Security Large Cap Value Fund, the Select 25 Series and the Alpha Opportunity Series were $45,841, $91,194 and $0, respectively. As of March 31, 2008, no amounts were recouped by the Investment Manager. SI has agreed to limit the total expenses for each class of the Mid Cap Value Series and the Small Cap Growth Series to 2.00% of average net assets, exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions and 12b-1 fees for the aforementioned Series. The expense limits are voluntary and may be terminated at any time without notice to shareholders.

Notes to Financial Statements

March 31, 2008 (unaudited)

The Funds have adopted Distribution Plans related to the offering of Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of each Fund’s or Series’ Class B and Class C shares, and 0.25% of the average daily net assets of each Fund’s or Series’ Class A shares. The distribution plan fees are paid to Security Distributors, Inc., (SDI) a wholly owned subsidiary of Security Benefit Corporation and the national distributor of the Funds. Effective August 25, 2005, Global Series ceased charging 12b-1 fees on Class B shares in accordance with the FINRA sales cap regulations. Effective August 1, 2007, the Security Large Cap Value Fund ceased charging 12b-1 fees on Class B shares in accordance with the FINRA sales cap regulations.

SDI retained under writing commissions during the six months ended March 31, 2008, on sales of shares after allowances to brokers and dealers in the following amounts:

SDI Underwriting Commissions
Security Equity Fund:
Alpha Opportunity Series	$9,729
Equity Series	11,905
Global Series	67,981
Mid Cap Value Series	172,480
Select 25 Series	7,817
Small Cap Growth Series	5,860
Security Large Cap Value Fund	15,753
Security Mid Cap Growth Fund	18,725

Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company, a subsidiary of Security Benefit Corporation, and its affiliates, which include Security Global Investors (SGI) and SDI.

At March 31, 2008, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds or Series, as follows:

Fund or Series	Percent of outstanding shares owned
Security Equity Fund:
Alpha Opportunity Series	17.84%
Equity Series	15.61%
Global Series	9.14%
Select 25 Series	15.48%
Small Cap Growth Series	28.13%
Security Large Cap Value Fund	15.90%
Security Mid Cap Growth Fund	6.68%

3. Investment Transactions

Investment transactions for the year ended March 31, 2008, (excluding overnight investments and short-term commercial paper) were as follows:

	Purchases	Proceeds from Sales
Security Equity Fund:
Alpha Opportunity Series	$118,819,920	$115,656,977
Equity Series	212,990,389	235,441,696
Global Series	232,502,290	226,915,165
Mid Cap Value Series	202,498,400	315,493,588
Select 25 Series	64,550,898	58,745,077
Small Cap Growth Series	32,714,002	53,638,289
Security Large Cap Value Fund	36,095,994	23,111,821
Security Mid Cap Growth Fund	164,504,736	180,555,656

4. Open Futures Contracts

Open futures contracts for Alpha Opportunity Series as of March 31, 2008, were as follows:

Alpha Opportunity Series S&P 500 Index Futures
Position	Long
Number of Contracts	43
Expiration Date	6-20-08
Contract Amount	$14,359,367
Market Value	$14,233,000
Unrealized Gain	$(126,367)

5. Options Written

Information as to options written by the Fund or Series during the six months ended March 31, 2008, and options outstanding at period end is provided below:

Equity Series Call Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2007	—	$—
Opened	242	40,765
Expired	(242)	(40,765)

Balance at March 31, 2008	—	$—

Equity Series Put Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2007	—	$—
Opened	439	44,326
Exercised	(439)	(44,326)

Balance at March 31, 2008	—	$—

Mid Cap Value Series Call Options Written Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Arch Coal, Inc.	04-18-08	$50.00	820	$32,800
Consol Energy, Inc.	04-18-08	90.00	487	2,435
Northeast Utilities	04-18-08	35.00	167	835
Regis Corporation	06-20-08	25.00	1,552	527,680
Whirlpool Corporation	06-20-08	95.00	410	143,500
Whitney Holding Corporation	06-20-08	25.00	1,500	262,500

Total call options outstanding (premiums received, $1,346,685)			4,936	$969,750

Notes to Financial Statements

March 31, 2008 (unaudited)

Mid Cap Value Series Put Options Written Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Dover Corporation	06-20-08	40.00	1,050	$183,750
Louisiana-Pacific Corporation	05-16-08	12.50	2,303	806,050

Total put options outstanding (premiums received, $562,165)			3,353	$989,800

Mid Cap Value Series Call Options Written
			Number of Contracts	Premium Amount
Balance at September 30, 2007			13,062	$2,685,538
Opened			10,815	2,603,986
Bought Back			(1,430)	(268,836)
Expired			(11,708)	(2,256,270)
Exercised			(5,803)	(1,417,733)

Balance at March 31, 2008			4,936	$1,346,685

Mid Cap Value Series Put Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2007	—	$—
Opened	6,173	987,992
Exercised	(2,820)	(425,826)

Balance at March 31, 2008	3,353	$562,166

Security Mid Cap Growth Fund Put Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2007	—	$—
Opened	327	13,006
Exercised	(327)	(13,006)

Balance at March 31, 2008	—	$—

Security Large Cap Value Fund Call Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2007	—	$—
Opened	182	30,670
Expired	(182)	(30,670)

Balance at March 31, 2008	—	$—

Security Large Cap Value Fund Put Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2007	235	$19,505
Opened	329	33,218
Expired	(329)	(33,218)
Exercised	(235)	(19,505)

Balance at March 31, 2008	—	$—

Notes to Financial Statements

March 31, 2008 (unaudited)

6. Restricted Securities

As of March 31, 2008, the following Funds or Series contained restricted securities. Market value, cost, percentage of total net assets and acquisition dates are as follows:

	Number of Shares	Price Per Share	Market Value	Cost	% of Net Assets	Acquisition Dates
Security Equity Fund:
Mid Cap Value Series
ThermoEnergy Corporation PIPE	1,745,000	$0.51	$889,950	$1,646,500	0.1%	07-14-05
ThermoEnery Corporation Warrant	1,745,000	0.0837	146,023	447,500	0.0%	07-14-05

Security Mid Cap Growth Fund
ThermoEnergy Corporation PIPE	745,000	0.51	379,950	702,947	0.3%	07-14-05
ThermoEnergy Corporation Warrant	745,000	0.0837	62,342	191,053	0.0%	07-14-05

These securities have been valued after considering certain pertinent factors including the results of operations since the date of purchase, and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated fair value may differ significantly from the amount that might ultimately be realized in the near term.

7. Federal Tax Matters

For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at March 31, 2008, were as follows:

	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Security Equity Fund:
Alpha Opportunity Series	$535,537	$(1,348,423)	$(812,886)
Equity Series	22,642,654	(29,435,947)	(6,793,293)
Global Series	7,844,191	(13,251,113)	(5,406,922)
Mid Cap Value Series	72,580,152	(170,405,263)	(97,825,111)
Select 25 Series	2,743,973	(2,032,608)	711,365
Small Cap Growth Series	2,448,745	(1,937,586)	511,159
Security Large Cap Value Fund	14,025,720	(11,055,857)	2,969,863
Security Mid Cap Growth Fund	6,350,404	(5,211,047)	1,139,357

The tax character of distributions paid during the fiscal year ended September 30, 2007 was as follows:

2007	Ordinary Income	Capital Gain	Total
Security Equity Fund:
Alpha Opportunity Series	$2,569,557	$708,308	$3,277,865
Equity Series	9,735,014	30,529,927	40,264,941
Global Series	68,515	22,793,963	22,862,478
Mid Cap Value Series	15,495,867	36,895,809	52,391,676
Security Large Cap Value Fund	25,136	—	25,136
Security Mid Cap Growth Fund	1,583,425	22,297,681	23,881,106

Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions.

Notes to Financial Statements

March 31, 2008 (unaudited)

As of September 30, 2007, the components of distributable earnings on a tax basis were:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Accumulated Capital and Other Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/(Deficit)
Security Equity Fund:
Alpha Opportunity Series	$5,671,129	$449,941	$—	$16,564	$6,137,634
Equity Series	4,553,171	39,606,777	—	62,106,429	106,266,377
Global Series	—	57,260,972	(1,400,099)	8,702,573	64,563,446
Mid Cap Value Series	7,481,260	144,250,280	—	109,249,852	260,981,392
Select 25 Series	—	4,184,456	(8,584,526)	4,709,911	309,841
Small Cap Growth Series	841,392	2,801,665	—	8,966,214	12,609,271
Security Large Cap Value Fund	343,898	1,047,876	—	19,226,145	20,617,919
Security Mid Cap Growth Fund	6,035,045	27,748,261	(1,718,049)	2,816,700	34,881,957

*	Certain Funds had net capital loss carryovers and deferred post October losses as identified elsewhere in the Notes.
**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of wash sale losses, the differences between book and tax basis passive foreign investment companies and bond discount accretion.

As of September 30, 2007, the capital loss carryovers utilized and expired in 2007 and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and post-October losses that are deferred to the first day of the next fiscal year are as follows:

	Capital Loss Carryovers Utilized in 2007	Capital Loss Carryovers Expired In 2007	Capital Loss Carryovers at 9/30/07	Expires In	Deferred Post- October Losses
Security Equity Fund:
Global Series	$442,978	$—	$208,547	2009	$282,912
	—	—	908,640	2010

	$442,978	$—	$1,117,187

Select 25 Series*	$1,707,436	$—	$159,999	2008	$—
	132,011	951,007	2,412,936	2009
	1,824,532	1,673,951	2,582,076	2010
	—	2,429,063	3,390,876	2011
	—	—	38,639	2012

	$3,663,979	$5,054,021	$8,584,526

Small Cap Growth Series	$2,060,375	$—	$—		$—

Security Large Cap Value Fund	$5,372,763	$—	$—		$—

Security Mid Cap Growth Fund	$567,035	$—	$1,134,070	2009	$—
	—	—	567,035	2010
	—	—	16,944	2011

	$567,035	$—	$1,718,049

*	The Security Equity Fund - Select 25 Series obtained approximately $1,236,753, $3,140,789 and $1,728,838 of capital losses (included above) from its merger with Security Equity Fund - Social Awareness Series, Enhanced Index Series and Large Cap Growth Series, respectively, on June 16, 2006. Certain of these capital losses expired (as shown above) due to limitations imposed by Section 382 of the Internal Revenue Code. The remaining capital losses may be applied against future realized capital gains subject to annual limitations.

Notes to Financial Statements

March 31, 2008 (unaudited)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses, and the “mark-to-market” of certain passive foreign investment companies (PFICs) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

8. Affiliated Transactions*

Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Mid Cap Value Series of the Security Equity Fund as of March 31, 2008 amounted to $43,815,500 which represents 5.9% of net assets. There were no affiliated companies held in any other Fund or Series. Transactions in the Mid Cap Value Series during the six months ended March 31, 2008, in which the portfolio company is an “affiliated person” are as follows:

	Balance 9-30-07	Gross Additions	Gross Reductions	Balance 3-31-08	Realized Gain/(Loss)	Investment Income
Bimini Capital Management, Inc. (Shares)	1,474,400	—	—	1,474,400	—	—
Bimini Capital Management, Inc. (Cost)	$16,310,457	$—	$—	$16,310,457	$—	$—

Clayton Holdings, Inc. (Shares)	569,100	921,100	—	1,490,200	—	—
Clayton Holdings, Inc. (Cost)	$5,267,192	$4,809,921	$—	$10,077,113	$—	$—

Hydrogen Corporation (Shares)	840,300	419,700	—	1,260,000	—	—
Hydrogen Corporation (Cost)	$4,054,365	$1,170,963	$—	$5,225,328	$—	$—

IXYS Corporation (Shares)	1,335,400	943,900	—	2,279,300	—	—
IXYS Corporation (Cost)	$11,770,248	$7,466,249	$—	$19,236,497	$—	$—

Maxwell Technologies, Inc. (Shares)	789,400	535,900	—	1,325,300	—	—
Maxwell Technologies, Inc. (Cost)	$10,502,509	$4,104,994	$—	$14,607,503	$—	$—

Quixote Corporation (Shares)	479,100	—	—	479,100	—	—
Quixote Corporation (Cost)	$9,318,028	$—	$—	$9,318,028	$—	$95,820

ThermoEnergy Corporation PIPE (Shares)	1,745,000	—	—	1,745,000	—	—
ThermoEnergy Corporation PIPE (cost)	$1,646,500	$—	$—	$1,646,500	$—	$—

ThermoEnergy Corporation Warrant (Shares)	1,745,000	—	—	1,745,000	—	—
ThermoEnergy Corporation Warrant (Cost)	$447,500	$—	$—	$447,500	$—	$—

*	As a result of the Security Mid Cap Values Series’ beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

Directors’ Disclosure

(unaudited)

Director Approval of Investment Advisory Agreement

At an in-person meeting of the Fund’s Boards of Directors held on November 8-9, 2007, called for the purpose of, among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Fund, the Fund’s Board of Directors, including the Independent Directors, unanimously approved the continuation for a one year period of the investment advisory agreement between the Fund and Security Investors, LLC (“SI”), as well as each investment sub-advisory agreement applicable to the Fund. In reaching this conclusion, the Directors requested and obtained from SI and each investment sub-adviser such information as the Directors deemed reasonably necessary to evaluate the proposed renewal of the agreements. The Fund’s Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations.

In considering the proposed continuation of the investment advisory and sub-advisory agreements, the Independent Directors evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by SI and the investment sub-advisers; (2) the investment performance of the Fund, SI and the various investment sub-advisers; (3) a comparison of each Funds’ expense ratios and those of similarly situated funds; (4) any fall out benefits or indirect profits to the sub-advisors from their relationship to the funds (such as “soft dollars”); and (5) other factors of the Board deemed to be relevant. Each Board of Directors also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Directors by their independent legal counsel and the Directors’ own business judgment, to be relevant. Following its review, the Fund’s Board of Directors determined that the investment advisory agreement and each investment sub-advisory agreement applicable to the Fund (if any) will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders. Accordingly, the Directors, including the Independent Directors, unanimously approved the renewal of the investment advisory and investment subadvisory agreements based upon the following considerations, among others:

•

The nature, extent and quality of the advisory services to be provided. The Board of Directors concluded that SI and the investment sub-advisers retained to provide portfolio management services with respect to the Fund are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, SI’s management capabilities demonstrated with respect to the Fund and other mutual funds managed by SI, the professional qualifications and experience of SI’s and the various sub-advisers’ portfolio managers, and SI’s investment and management oversight processes. The Directors also determined that SI and the subadvisers proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

•

The investment performance of the Fund. With respect to the Fund, the Directors concluded on the basis of information supplied by Lipper and Morningstar that SI and the investment sub-advisers had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods. On the basis of the Directors’ assessment of the nature, extent and quality of advisory services to be provided or procured by SI, the Directors concluded that SI is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other investment companies.

•

The cost of advisory services provided and the level of profitability. On the basis of each Board’s review of the fees to be charged by SI for investment advisory and other services, and the estimated profitability of SI’s relationship with the Fund, each Board concluded that the level of investment advisory fees and SI’s profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and SI and its affiliates. On the basis of comparative information supplied by Lipper the Directors determined that the advisory fees and estimated overall expense ratio of the Fund are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size.

•

Whether the advisory fees reflect economies of scale. The Directors concluded that the Fund’s investment advisory fees appropriately reflect the current economic environment for SI and the competitive nature of the mutual fund market. The Directors further determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the investment advisory fees.

•

The extent to which economies of scale will be realized as the Fund grows. While the Fund’s investment advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that the investment advisory fees payable by the Funds other than Security Equity Fund Alpha Opportunity Series (whose investment advisory fee varies depending on that Fund’s performance relative to its benchmark index) already reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as

90

Directors’ Disclosure

(unaudited)

reported by Lipper and SI’s estimated profitability at current or foreseeable asset levels. The Directors also considered that they will have the opportunity to periodically reexamine whether a Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to SI and fees payable by SI to the investment sub-advisers, in the future.

•

Benefits (such as soft dollars) to SI from its relationship with the Fund (and any corresponding benefits to the Fund). The Directors concluded that other benefits described by SI and the investment sub-advisers from their relationships with the Fund, including “soft dollar” benefits in connection with Fund brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and their shareholders. In addition, the Directors determined that the administration, transfer agency and fund accounting fees paid by the Fund to SI are reasonable, fair and in the best interests of Fund shareholders in light of the nature and quality of the services provided, the associated costs, and the necessity of the services for the Fund’s operations.

•

Other Considerations: In approving the investment advisory and sub-advisory agreements, the Directors determined that SI has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and their shareholders. In this regard, the Directors favorably considered the compliance track record of the Fund and SI. The Directors also concluded that SI has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to the Fund to the benefit of Fund shareholders.

Directors (unaudited)

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.**	Business Broker - Griffith & Blair Realtors
(12-14-46)	Director - Jayhawk Area Boy Scouts Council
1994

Harry W. Craig, Jr.**	Chairman, CEO, Secretary & Director - The Martin Tractor Company, Inc.
(05-11-39)	Director - Stormont-Vail Corporation
2004	Director - Concerned Citizens for Topeka
Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley**	President - Washburn University
(09-20-46)	President - J&J Bonanza
2005

Penny A. Lumpkin**	Partner - Vivian’s Gift Shop (Corporate Retail)
(08-20-39)	Vice President - Palmer Companies, Inc.(Small Business and Shopping Center Development)
1993	Vice President - PLB (Real Estate Equipment Leasing)
Vice President - Town Crier (Retail)
Prior to 2002:
Vice President - Bellaire Shopping Center (Managing and Leasing)
Partner - Goodwin Enterprises (Retail)

Maynard F. Oliverius**	President & Chief Executive Officer - Stormont-Vail HealthCare
(12-18-43)	Director - VHA Mid-America
1998	Director - Go Topeka

Thomas A. Swank* (01-10-60) 2007 (President, Director & Chairman of the Board)

President & Chief Executive Officer - Security Benefit Corporation and Security Benefit Life Insurance Company

Chief Operating Officer - Security Benefit Life Insurance Company

President - First Security Benefit Life Insurance & Annuity Company of New York

Chief Financial Officer & Treasurer - Security Benefit Corporation, Security Benefit Life Insurance Company and First Security Benefit Life Insurance & Annuity Company of New York

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
**	These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting function for the Funds.
***	Each director oversees 28 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

Officers (unaudited)

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title - Year Elected	Principal Occupation(s) During Past 5 Years
Steven M. Bowser	Vice President & Senior Portfolio Manager - Security Investors, LLC;
(02-11-60)	Vice President & Senior Portfolio Manager - Security Benefit Life Insurance Company
Vice President - 2003

Christina Fletcher	Vice President & Portfolio Manager - Security Investors, LLC
(07-25-72)	Credit Analyst/Portfolio Manager - Horizon Cash Management
Vice President - 2005	Senior Money Market Trader - Scudder Investments

Brenda M. Harwood	Vice President, Chief Compliance Officer & Treasurer - Security Global Investors, LLC
(11-03-63)	Assistant Vice President - Security Benefit Life Insurance Company
Chief Compliance Officer -2004	Vice President, Assistant Treasurer & Director - Security Distributors, Inc.
Treasurer - 1988

Mark Lamb	Vice President - Security Investors, LLC,
(02-03-60)	Vice President - Security Benefit Life Insurance Company
Vice President - 2003

Amy J. Lee	Secretary - Security Investors, LLC
(06-05-61)	Secretary & Chief Compliance Officer - Security Distributors, Inc.
Secretary - 1987	Vice President, Associate General Counsel & Assistant Secretary -Security Benefit Corporation & Security Benefit Life Insurance Company
Director - Brecek & Young Advisors, Inc.

Mark Mitchell	Vice President & Portfolio Manager - Security Investors, LLC
(08-24-64)	Vice President & Portfolio Manager - Security Benefit Life Insurance Company
Vice President - 2003

Christopher Phalen	Vice President & Head of Fixed Income - Security Global Investors, LLC;
(11-9-70)	Assistant Vice President & Head of Fixed Income - Security Benefit Life Insurance Company
Vice President - 2002	Vice President & Portfolio Manager - Security Investors, LLC
Vice President & Portfolio Manager - Security Benefit Life Insurance Company

James P. Schier	Vice President & Senior Portfolio Manager - Security Investors, LLC;
(12-28-57)	Vice President & Senior Portfolio Manager - Security Benefit Life Insurance Company
Vice President - 1998

Cindy L. Shields	Vice President & Head of Operations - Security Global Investors
(06-05-67)	Vice President & Head of Equity Asset Management - Security Investors, LLC
Vice President - 1988	Vice President & Head of Equity Asset Management - Security Benefit Life Insurance Company

Christopher D. Swickard (10-09-65) Assistant Secretary - 1996

Assistant Secretary - Security Investors, LLC

Second Vice President & Assistant General Counsel - Security Benefit Corporation and Security Benefit Life Insurance Company

Assistant Secretary - Security Distributors, Inc.

David G. Toussaint	Vice President & Portfolio Manager - Security Investors, LLC
(10-10-66)	Assistant Vice President & Portfolio Manager - Security Benefit Life Insurance Company
Vice President - 2001

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

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Other Information

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2007 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

The Security Group of Mutual Funds

Security Equity Fund

•	Alpha Opportunity Series

•	Equity Series

•	Global Series

•	Mid Cap Value Series

•	Select 25 Series

•	Small Cap Growth Series

Security Large Cap Value Fund

Security Mid Cap Growth Fund

Security Income Fund

•	Capital Preservation Series

•	Diversified Income Series

•	High Yield Series

•	Income Opportunity Series

Security Cash Fund

Security Funds Officers and Directors

Directors

Donald A. Chubb, Jr.

Harry W. Craig, Jr.

Jerry B. Farley

Penny A. Lumpkin

Maynard F. Oliverius

Thomas A. Swank

Officers

Thomas A. Swank, President

Steve M. Bowser, Vice President

Christina Fletcher, Vice President

Mark Lamb, Vice President

Mark Mitchell, Vice President

Christopher Phalen, Vice President

James P. Schier, Vice President

Cindy L. Shields, Vice President

David G. Toussaint, Vice President

Amy J. Lee, Secretary

Christopher D. Swickard, Assistant Secretary

Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 10.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits.

(a)	(1) Not required at this time.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY MID CAP GROWTH FUND

By:	/s/ THOMAS A. SWANK
Thomas A. Swank, President

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS A. SWANK
Thomas A. Swank, President

Date:	May 29, 2008

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	May 29, 2008